UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21774
                                       -------------------

                        First Trust Exchange-Traded Fund
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
     -----------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

                           Corporation Service Company
                                1013 Centre Road
                              Wilmington, DE 19805
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    ------------------

Date of fiscal year end:  December 31, 2007
                          -------------------

Date of reporting period: March 31, 2007
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.2%
          AEROSPACE & DEFENSE--0.8%
  1,999   Ladish Co., Inc.*                                      $      75,243
  1,322   United Industrial Corp.                                       72,974
                                                                 -------------
                                                                       148,217
                                                                 -------------
          AIR FREIGHT & LOGISTICS--0.3%
  8,204   ABX Air, Inc.*                                                56,197
                                                                 -------------
          AIRLINES--0.2%
  6,996   ExpressJet Holdings, Inc.*                                    40,857
                                                                 -------------
          AUTO COMPONENTS--1.1%
  3,061   Aftermarket Technology Corp.*                                 74,322
  1,002   Bandag, Inc.                                                  50,791
  1,621   Fuel Systems Solutions, Inc.*                                 30,021
  1,190   GenTek, Inc.*                                                 40,531
                                                                 -------------
                                                                       195,665
                                                                 -------------
          BEVERAGES--0.3%
  1,295   MGP Ingredients, Inc.                                         26,379
  1,198   National Beverage Corp.*                                      21,013
                                                                 -------------
                                                                        47,392
                                                                 -------------
          BIOTECHNOLOGY--0.3%
  6,169   Enzon Pharmaceuticals, Inc.*                                  50,277
                                                                 -------------
          BUILDING PRODUCTS--1.8%
  1,472   American Woodmark Corp.                                       54,111
  1,185   Ameron International Corp.                                    78,044
  3,962   Apogee Enterprises, Inc.                                      79,399
  2,384   Insteel Industries, Inc.                                      40,027
  1,358   PW Eagle, Inc.                                                44,868
  1,774   Trex Co., Inc.*                                               38,194
                                                                 -------------
                                                                       334,643
                                                                 -------------
          CAPITAL MARKETS--1.8%
  3,238   Calamos Asset Management, Inc., Class A                       72,272
    758   GAMCO Investors, Inc., Class A                                32,844
  2,379   Penson Worldwide, Inc.*                                       71,822
  3,856   SWS Group, Inc.                                               95,668
  3,292   Thomas Weisel Partners Group, Inc.*                           62,614
                                                                 -------------
                                                                       335,220
                                                                 -------------
          CHEMICALS--1.7%
  2,184   Koppers Holdings, Inc.                                        56,041
  1,574   Pioneer Cos., Inc.*                                           43,505
  8,032   W.R. Grace & Co.*                                            212,206
                                                                 -------------
                                                                       311,752
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          COMMERCIAL BANKS--7.4%
  1,773   Bank of the Ozarks, Inc.                               $      50,921
  1,579   Banner Corp.                                                  65,607
  2,031   Center Financial Corp.                                        40,153
  2,245   Columbia Banking System, Inc.                                 75,724
  3,307   Community Banks, Inc.                                         78,938
  1,905   Community Trust Bancorp, Inc.                                 69,018
  5,571   First Financial Bancorp                                       84,178
  1,980   First Indiana Corp.                                           43,263
  2,862   First State Bancorporation                                    64,538
  3,033   Independent Bank Corp.                                        61,782
  2,044   Independent Bank Corp.                                        67,329
    720   Intervest Bancshares Corp.*                                   20,664
  3,437   Irwin Financial Corp.                                         64,066
  3,106   Mid-State Bancshares                                         113,960
  2,927   Midwest Banc Holdings, Inc.                                   51,837
  3,128   Nara Bancorp, Inc.                                            54,771
  1,739   Old Second Bancorp, Inc.                                      47,649
  2,771   Placer Sierra Bancshares                                      74,983
  2,003   Southwest Bancorp, Inc.                                       51,457
  2,642   Sterling Bancorp                                              47,820
  3,640   Texas Capital Bancshares, Inc.*                               74,620
  3,245   Wilshire Bancorp, Inc.                                        53,218
                                                                 -------------
                                                                     1,356,496
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--8.1%
  2,219   American Ecology Corp.                                        42,627
    245   AMREP Corp.                                                   18,926
  4,087   Bowne & Co., Inc.                                             64,289
  3,417   Casella Waste Systems, Inc., Class A*                         33,350
  7,670   CBIZ, Inc.*                                                   54,457
  1,784   CDI Corp.                                                     51,593
  5,724   Comfort Systems USA, Inc.                                     68,574
  1,643   CRA International, Inc.*                                      85,732
  3,578   Ennis, Inc.                                                   95,747
  2,739   Geo Group (The), Inc.*                                       124,131
  3,446   Healthcare Services Group                                     98,728
  2,468   Heidrick & Struggles International, Inc.*                    119,575
  2,140   Huron Consulting Group, Inc.*                                130,197
  1,116   ICT Group, Inc.*                                              19,530
  5,751   Kforce, Inc.*                                                 79,191
  1,818   Layne Christensen Co.*                                        66,212
  3,245   LECG Corp.*                                                   46,988
  3,228   McGrath Rentcorp                                             102,231
  4,642   On Assignment, Inc.*                                          57,607
  3,214   PeopleSupport, Inc.*                                          36,800
  2,444   Pike Electric Corp.*                                          44,188
  1,489   Schawk, Inc.                                                  26,966
                                                                 -------------
                                                                     1,467,639
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          COMMUNICATIONS EQUIPMENT--1.1%
  2,492   Anaren, Inc.*                                          $      43,884
  3,290   Digi International, Inc.*                                     41,783
  2,943   Inter-Tel, Inc.                                               69,573
  5,370   Sirenza Microdevices, Inc.*                                   46,289
                                                                 -------------
                                                                       201,529
                                                                 -------------
          CONSTRUCTION & ENGINEERING--1.2%
  3,809   Insituform Technologies, Inc., Class A*                       79,189
  2,904   Perini Corp.*                                                107,041
  1,282   Sterling Construction Co., Inc.*                              24,435
                                                                 -------------
                                                                       210,665
                                                                 -------------
          CONSUMER FINANCE--1.3%
  3,018   Dollar Financial Corp.*                                       76,355
  5,295   EZCORP, Inc., Class A*                                        77,995
  4,007   First Cash Financial Services, Inc.*                          89,277
                                                                 -------------
                                                                       243,627
                                                                 -------------
          CONTAINERS & PACKAGING--0.8%
    962   AEP Industries, Inc.*                                         41,366
  2,789   Chesapeake Corp.                                              42,114
  3,784   Myers Industries, Inc.                                        70,685
                                                                 -------------
                                                                       154,165
                                                                 -------------
          DISTRIBUTORS--0.4%
  2,298   Keystone Automotive Industries, Inc.*                         77,443
                                                                 -------------
          DIVERSIFIED CONSUMER SERVICES--1.4%
  1,865   Pre-Paid Legal Services, Inc.*                                93,455
 13,274   Stewart Enterprises, Inc., Class A                           106,989
  1,264   Vertrue, Inc.*                                                60,811
                                                                 -------------
                                                                       261,255
                                                                 -------------
          DIVERSIFIED FINANCIAL SERVICES--0.4%
  1,640   PICO Holdings, Inc.*                                          70,044
                                                                 -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
  2,855   Consolidated Communications Holdings, Inc.                    56,786
  2,667   CT Communications, Inc.                                       64,275
  3,873   FairPoint Communications, Inc.                                74,400
  3,985   Iowa Telecommunications Services, Inc.                        79,700
                                                                 -------------
                                                                       275,161
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          ELECTRICAL EQUIPMENT--1.2%
  3,464   II-VI, Inc.*                                           $     117,256
  2,018   Lamson & Sessions (The) Co.*                                  56,080
  2,820   LSI Industries, Inc.                                          47,207
                                                                 -------------
                                                                       220,543
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
  5,052   CTS Corp.                                                     69,819
  2,495   DTS, Inc.*                                                    60,454
  3,220   Gerber Scientific, Inc.*                                      34,164
  2,560   LoJack Corp.*                                                 48,589
    643   OYO Geospace Corp.*                                           45,602
  2,579   Park Electrochemical Corp.                                    69,942
  5,879   TTM Technologies, Inc.*                                       56,086
  4,034   X-Rite, Inc.*                                                 52,240
  2,420   Zygo Corp.*                                                   38,744
                                                                 -------------
                                                                       475,640
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--1.9%
  4,369   Allis-Chalmers Energy, Inc.*                                  68,811
  1,541   Gulf Island Fabrication, Inc.                                 41,206
  3,237   Matrix Service Co.*                                           65,485
  1,749   PHI, Inc.*                                                    47,328
  1,570   Superior Well Services, Inc.*                                 35,875
  1,738   Trico Marine Services, Inc.*                                  64,758
  1,567   Union Drilling, Inc.*                                         22,251
                                                                 -------------
                                                                       345,714
                                                                 -------------
          FOOD & STAPLES RETAILING--1.5%
  2,478   Andersons (The), Inc.                                        110,023
  1,843   Smart & Final, Inc.*                                          40,122
  4,782   Topps (The) Co., Inc.                                         46,481
  3,705   Wild Oats Markets, Inc.*                                      67,431
                                                                 -------------
                                                                       264,057
                                                                 -------------
          FOOD PRODUCTS--0.6%
  1,124   Imperial Sugar Co.                                            37,688
  1,969   J & J Snack Foods Corp.                                       77,756
                                                                 -------------
                                                                       115,444
                                                                 -------------

          HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
  2,991   Angiodynamics, Inc.*                                          50,518
  3,247   Candela Corp.*                                                37,081
  3,077   Greatbatch, Inc.*                                             78,463
  1,885   ICU Medical, Inc.*                                            73,892
  4,420   Quidel Corp.*                                                 53,040
  2,818   Zoll Medical Corp.*                                           75,100
                                                                 -------------
                                                                       368,094
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES--4.3%
  3,614   Amedisys, Inc.*                                        $     117,203
  1,573   Bio-Reference Laboratories, Inc.*                             39,954
  3,531   Cross Country Healthcare, Inc.*                               64,370
  4,443   Five Star Quality Care, Inc.*                                 45,674
  3,600   Gentiva Health Services, Inc.*                                72,612
  2,020   LHC Group, Inc.*                                              65,509
  1,217   MWI Veterinary Supply, Inc.*                                  40,161
  4,857   Odyssey HealthCare, Inc.*                                     63,772
  3,750   Option Care, Inc.                                             49,875
  1,692   Providence Service (The) Corp.*                               40,134
  3,386   Res-Care, Inc.*                                               59,255
  5,371   Sun Healthcare Group, Inc.*                                   66,332
  3,017   Symbion, Inc.*                                                59,163
                                                                 -------------
                                                                       784,014
                                                                 -------------
          HEALTH CARE TECHNOLOGY--1.6%
  1,435   Computer Programs & Systems, Inc.                             38,487
  3,889   Omnicell, Inc.*                                               81,358
  4,119   Phase Forward, Inc.*                                          54,082
  6,064   TriZetto Group (The), Inc.*                                  121,341
                                                                 -------------
                                                                       295,268
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--5.0%
  3,666   AFC Enterprises*                                              73,503
  2,542   BJ's Restaurants, Inc.*                                       53,712
  1,062   Buffalo Wild Wings, Inc.*                                     67,649
  2,693   California Pizza Kitchen, Inc.*                               88,574
  4,016   Great Wolf Resorts, Inc.*                                     53,132
  3,816   Interstate Hotels & Resorts, Inc.*                            24,079
  2,430   Landry's Restaurants, Inc.                                    71,928
  3,016   Marcus Corp.                                                  70,152
  1,994   McCormick & Schmick's Seafood Restaurants, Inc.*              53,459
  1,655   Monarch Casino & Resort, Inc.*                                43,030
  3,287   O'Charley's, Inc.*                                            63,406
  1,899   Peet's Coffee & Tea, Inc.*                                    52,450
  2,151   Red Robin Gourmet Burgers, Inc.*                              83,502
  2,445   Ruth's Chris Steak House*                                     49,780
  3,605   Steak N Shake (The) Co.*                                      60,456
                                                                 -------------
                                                                       908,812
                                                                 -------------
          HOUSEHOLD DURABLES--1.1%
    967   California Coastal Communities, Inc.*                         19,620
  3,796   Kimball International, Inc., Class B                          73,186
  1,248   Lifetime Brands, Inc.                                         26,071
  1,714   M/I Homes, Inc.                                               45,507
  1,567   Stanley Furniture Co., Inc.                                   32,594
                                                                 -------------
                                                                       196,978
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 5

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          HOUSEHOLD PRODUCTS--0.4%
  2,241   WD-40 Co.                                              $      71,062
                                                                 -------------
          INDUSTRIAL CONGLOMERATES--0.9%
  2,546   Raven Industries, Inc.                                        71,415
  3,873   Tredegar Corp.                                                88,266
                                                                 -------------
                                                                       159,681
                                                                 -------------
          INSURANCE--2.3%
  1,505   American Physicians Capital, Inc.*                            60,320
  2,506   Bristol West Holdings, Inc.                                   55,558
  2,216   Direct General Corp.                                          47,112
    894   EMC Insurance Group, Inc.                                     23,065
  1,460   FPIC Insurance Group, Inc.*                                   65,218
  3,668   Meadowbrook Insurance Group, Inc.*                            40,311
  2,194   Seabright Insurance Holdings*                                 40,370
  2,796   Tower Group, Inc.                                             90,088
                                                                 -------------
                                                                       422,042
                                                                 -------------
          INTERNET & CATALOG RETAIL--0.7%
  2,040   Blue Nile, Inc.*                                              82,947
  2,646   FTD Group, Inc.                                               43,738
                                                                 -------------
                                                                       126,685
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--1.8%
 15,670   Art Technology Group, Inc.*                                   36,354
  2,575   eCollege.com, Inc.*                                           46,221
  3,576   Online Resources Corp.*                                       41,017
  3,202   Perficient, Inc.*                                             63,336
  4,240   Vignette Corp.*                                               78,736
  7,772   webMethods, Inc.*                                             55,881
                                                                 -------------
                                                                       321,545
                                                                 -------------

          IT SERVICES--3.1%
  7,668   Ciber, Inc.*                                                  60,347
  2,036   Forrester Research, Inc.*                                     57,741
  3,545   Gevity HR, Inc.                                               69,978
  3,831   Lightbridge, Inc.*                                            67,311
  2,627   ManTech International Corp., Class A*                         87,768
  3,050   MAXIMUS, Inc.                                                105,164
  1,802   SI International, Inc.*                                       51,735
  4,921   Tyler Technologies, Inc.*                                     62,497
                                                                 -------------
                                                                       562,541
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 6

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          LEISURE EQUIPMENT & PRODUCTS--1.3%
  3,877   Jakks Pacific, Inc.*                                   $      92,660
  6,945   K2, Inc.*                                                     83,965
  4,166   Smith & Wesson Holding Corp.*                                 54,533
                                                                 -------------
                                                                       231,158
                                                                 -------------
          LIFE SCIENCES TOOLS & SERVICES--1.2%
  3,874   Cambrex Corp.                                                 95,300
  1,578   Kendle International, Inc.*                                   56,051
  2,923   PRA International*                                            63,020
                                                                 -------------
                                                                       214,371
                                                                 -------------
          MACHINERY--5.2%
  3,075   Accuride Corp.*                                               44,895
  1,273   American Railcar Industries, Inc.                             37,948
  1,013   Ampco-Pittsburgh Corp.                                        29,266
  1,616   Badger Meter, Inc.                                            42,905
  1,535   Cascade Corp.                                                 91,915
  1,835   CIRCOR International, Inc.                                    65,510
  2,953   Commercial Vehicle Group, Inc.*                               60,832
  1,502   Gehl Co.*                                                     38,121
  2,103   Greenbrier Cos., Inc.                                         56,150
  1,957   Kadant, Inc.*                                                 49,630
  1,518   Lindsay Corp.                                                 48,257
  1,034   Middleby Corp.*                                              136,322
  2,799   RBC Bearings, Inc.*                                           93,570
  1,882   Robbins & Myers, Inc.                                         70,180
  2,313   Tennant Co.                                                   72,836
                                                                 -------------
                                                                       938,337
                                                                 -------------
          MARINE--0.5%
  2,906   Genco Shipping & Trading Ltd.                                 92,353
                                                                 -------------

          MEDIA--2.1%
  4,772   Cox Radio, Inc., Class A*                                     65,138
  8,555   Entravision Communications Corp., Class A*                    79,904
  6,702   Journal Communications, Inc., Class A                         87,863
  6,672   Sinclair Broadcast Group, Inc., Class A                      103,082
  2,869   World Wrestling Entertainment, Inc., Class A                  46,765
                                                                 -------------
                                                                       382,752
                                                                 -------------
          METALS & MINING--1.5%
  1,556   A.M. Castle & Co.                                             45,684
  2,835   Brush Engineered Materials, Inc.*                            137,413
  1,156   Olympic Steel, Inc.                                           35,824
  1,822   Steel Technologies, Inc.                                      53,895
                                                                 -------------
                                                                       272,816
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 7

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------


          COMMON STOCKS (CONTINUED)
          MULTILINE RETAIL--0.9%
  1,525   Bon-Ton Stores (The), Inc.                             $      85,766
  5,249   Fred's, Inc.                                                  77,160
                                                                 -------------
                                                                       162,926
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--3.8%
  1,848   Atlas Pipeline Partners LP (b)                                88,482
  2,907   Callon Petroleum Co.*                                         39,448
  1,645   Calumet Specialty Products Partners, LP (b)                   79,207
    814   Clayton Williams Energy, Inc.*                                23,093
  2,900   Double Hull Tankers, Inc.                                     42,862
  5,229   Harvest Natural Resources, Inc.*                              50,930
  3,491   McMoRan Exploration Co.*                                      47,862
 12,550   Meridian Resource Corp.*                                      30,246
  5,774   PetroQuest Energy, Inc.*                                      67,498
  3,398   Regency Energy Partners LP (b)                                89,469
  2,852   Williams Partners LP (b)                                     136,126
                                                                 -------------
                                                                       695,223
                                                                 -------------
          PAPER & FOREST PRODUCTS--0.3%
  2,170   Schweitzer-Mauduit International, Inc.                        53,925
                                                                 -------------
          PERSONAL PRODUCTS--1.2%
  2,083   Chattem, Inc.*                                               122,773
  2,124   Mannatech, Inc.                                               34,111
  4,938   Prestige Brands Holdings, Inc.*                               58,515
                                                                 -------------
                                                                       215,399
                                                                 -------------

          REAL ESTATE INVESTMENT TRUSTS--2.2%
  2,281   Arbor Realty Trust, Inc.                                      69,434
  4,776   Capital Lease Funding, Inc.                                   51,151
  4,024   Kite Realty Group Trust                                       80,279
  8,209   NorthStar Realty Finance Corp.                               124,858
  2,332   Ramco-Gershenson Properties                                   83,276
                                                                 -------------
                                                                       408,998
                                                                 -------------
          ROAD & RAIL--0.9%
  3,297   Celadon Group, Inc.*                                          55,061
    804   P.A.M. Transportation Services, Inc.*                         16,578
  1,209   Quality Distribution, Inc.*                                   10,458
  2,063   Saia, Inc.*                                                   48,996
  1,274   U.S. Xpress Enterprises, Inc., Class A*                       21,989
    785   Universal Truckload Services, Inc.*                           19,005
                                                                 -------------
                                                                       172,087
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 8

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------


          COMMON STOCKS (CONTINUED)
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
  4,967   Advanced Energy Industries, Inc.*                      $     104,506
  1,689   Eagle Test Systems, Inc.*                                     28,105
  2,569   Intevac, Inc.*                                                67,745
  6,123   MIPS Technologies, Inc.*                                      54,678
  5,492   Photronics, Inc.*                                             85,401
 12,753   Silicon Storage Technology, Inc.*                             62,872
  3,184   Standard Microsystems Corp.*                                  97,239
 19,326   Triquint Semiconductor, Inc.*                                 96,630
                                                                 -------------
                                                                       597,176
                                                                 -------------
          SOFTWARE--1.1%
  1,952   i2 Technologies, Inc.*                                        46,848
  3,822   Manhattan Associates, Inc.*                                  104,837
  3,640   Sonic Solutions, Inc.*                                        51,324
                                                                 -------------
                                                                       203,009
                                                                 -------------
          SPECIALTY RETAIL--3.6%
  2,206   A.C. Moore Arts & Crafts, Inc.*                               47,076
  2,991   Big 5 Sporting Goods Corp.                                    77,527
  2,031   Cache, Inc.*                                                  36,050
  5,344   Casual Male Retail Group, Inc.*                               63,220
  3,179   Charlotte Russe Holding, Inc.*                                91,777
  2,277   DSW, Inc., Class A*                                           96,111
  2,599   Haverty Furniture Cos., Inc.                                  36,386
  2,214   Lithia Motors, Inc., Class A                                  60,686
  1,984   Midas, Inc.*                                                  42,795
  1,996   Monro Muffler Brake, Inc.                                     70,060
  1,165   Shoe Carnival, Inc.*                                          38,795
                                                                 -------------
                                                                       660,483
                                                                 -------------
          TEXTILES, APPAREL & LUXURY GOODS--3.6%
  1,478   Deckers Outdoor Corp.*                                       104,968
  2,680   Movado Group, Inc.                                            78,926
  2,155   Oxford Industries, Inc.                                      106,543
  1,627   Perry Ellis International, Inc.*                              52,048
  3,705   Skechers U.S.A., Inc., Class A*                              124,376
  4,884   Stride Rite Corp.                                             75,165
  1,970   True Religion Apparel, Inc.*                                  31,993
  2,014   UniFirst Corp.                                                77,277
                                                                 -------------
                                                                       651,296
                                                                 -------------


See Notes to Quarterly Portfolio of Investments.                        Page 9

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------


          COMMON STOCKS (CONTINUED)
          THRIFTS & MORTGAGE FINANCE--2.9%
  4,748   Dime Community Bancshares                              $      62,816
  1,296   Federal Agricultural Mortgage Corp., Class C                  35,251
  2,720   Flushing Financial Corp.                                      44,146
  3,290   Franklin Bank Corp.*                                          58,792
  3,696   KNBT Bancorp, Inc.                                            54,479
  5,813   Partners Trust Financial Group, Inc.                          66,443
  5,694   Provident New York Bancorp                                    80,570
  2,300   TierOne Corp.                                                 62,192
    940   WSFS Financial Corp.                                          60,611
                                                                 -------------
                                                                       525,300

                                                                 -------------
          TRADING COMPANIES & DISTRIBUTORS--1.0%
  3,107   Kaman Corp.                                                   72,424
  2,217   Nuco2, Inc.*                                                  55,913
  2,399   Rush Enterprises, Inc., Class A*                              46,085
                                                                 -------------
                                                                       174,422
                                                                 -------------
          WATER UTILITIES--0.3%
  3,322   Southwest Water Co.                                           47,903
                                                                 -------------
          WIRELESS TELECOMMUNICATION SERVICES--0.4%
  3,469   USA Mobility, Inc.                                            69,137
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $17,240,665)                                        18,245,435
                                                                 -------------


          TOTAL INVESTMENTS - 100.2%
          (Cost $17,240,665) (a)                                    18,245,435
          NET OTHER ASSETS & LIABILITIES--(0.2%)                       (33,907)
                                                                 -------------
          NET ASSETS--100.0%                                       $18,211,528
                                                                 =============



        * Non-income producing security.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,983,332 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $978,562.

          (b) Master limited partnership ("MLP")



See Notes to Quarterly Portfolio of Investments.                       Page 10

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.0%
          CHEMICALS--4.3%
 39,360   Dow Chemical (The) Co.                                 $   1,805,049
 32,437   E.I. du Pont de Nemours & Co.                              1,603,361
  7,939   Lyondell Chemical Co.                                        237,932
  3,799   Olin Corp.                                                    64,355
  4,488   RPM International, Inc.                                      103,673
                                                                 -------------
                                                                     3,814,370
                                                                 -------------
          COMMERCIAL BANKS--16.1%
 26,786   BB&T Corp.                                                 1,098,762
  1,108   Chemical Financial Corp.                                      33,007
  2,612   Citizens Banking Corp.                                        57,882
  7,690   Comerica, Inc.                                               454,633
  1,403   Community Bank System, Inc.                                   29,351
  4,033   F.N.B. Corp.                                                  67,956
 23,225   Fifth Third Bancorp                                          898,575
  4,635   First Commonwealth Financial Corp.                            54,461
  1,990   First Financial Bancorp                                       30,069
  6,591   First Horizon National Corp.                                 273,724
  4,923   FirstMerit Corp.                                             103,925
  8,097   Fulton Financial Corp.                                       117,649
 12,167   Huntington Bancshares, Inc.                                  265,849
 19,053   KeyCorp                                                      713,916
 30,808   National City Corp.                                        1,147,598
  1,353   NBT Bancorp, Inc.                                             31,701
  3,957   Old National Bancorp                                          71,938
    547   Park National Corp.                                           51,681
 22,506   Regions Financial Corp.                                      796,037
  4,823   Sky Financial Group, Inc.                                    129,546
  2,727   Susquehanna Bancshares, Inc.                                  63,239
  5,489   TCF Financial Corp.                                          144,690
 96,035   US Bancorp                                                 3,358,344
  4,785   Valley National Bancorp                                      120,821
 77,529   Wachovia Corp.                                             4,267,972
    799   WesBanco, Inc.                                                24,665
                                                                 -------------
                                                                    14,407,991
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--0.1%
  1,929   Deluxe Corp.                                                  64,679
                                                                 -------------
          DIVERSIFIED CONSUMER SERVICES--0.2%
 12,537   ServiceMaster (The) Co.                                      192,944
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          DIVERSIFIED FINANCIAL SERVICES--19.7%
167,221   Bank of America Corp.                                  $   8,531,615
176,681   Citigroup, Inc.                                            9,070,803
                                                                 -------------
                                                                    17,602,418
                                                                 -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES--14.7%
203,365   AT&T, Inc.                                                 8,018,682
136,942   Verizon Communications, Inc.                               5,192,841
                                                                 -------------
                                                                    13,211,523
                                                                 -------------
          ELECTRIC UTILITIES--7.4%
  2,445   Cleco Corp.                                                   63,154
  4,669   DPL, Inc.                                                    145,159
 64,803   Duke Energy Corp.                                          1,314,853
 12,254   FirstEnergy Corp.                                            811,705
 12,367   FPL Group, Inc.                                              756,489
  5,181   Great Plains Energy, Inc.                                    168,123
  5,486   Hawaiian Electric Industries, Inc.                           142,581
  4,766   Northeast Utilities                                          156,182
  1,113   Otter Tail Corp.                                              38,109
  5,291   Pinnacle West Capital Corp.                                  255,291
 13,254   PPL Corp.                                                    542,089
 15,127   Progress Energy, Inc.                                        763,006
 39,914   Southern (The) Co.                                         1,462,849
                                                                 -------------
                                                                     6,619,590
                                                                 -------------
          FOOD PRODUCTS--0.4%
 21,228   Sara Lee Corp.                                               359,178
                                                                 -------------
          GAS UTILITIES--1.1%
  3,793   AGL Resources, Inc.                                          162,037
  4,309   Atmos Energy Corp.                                           134,786
  1,183   Laclede Group (The), Inc.                                     36,768
  2,453   National Fuel Gas Co.                                        106,117
  2,108   Nicor, Inc.                                                  102,069
  1,066   Northwest Natural Gas Co.                                     48,684
  3,744   Oneok, Inc.                                                  168,480
  3,105   Piedmont Natural Gas Co.                                      81,910
    989   South Jersey Industries, Inc.                                 37,631
  2,555   WGL Holdings, Inc.                                            81,709
                                                                 -------------
                                                                       960,191
                                                                 -------------
          HOUSEHOLD DURABLES--0.1%
  2,708   Tupperware Brands Corp.                                       67,510
                                                                 -------------
          HOUSEHOLD PRODUCTS--1.2%
 15,985   Kimberly-Clark Corp.                                       1,094,813
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          INSURANCE--0.3%
  5,044   Arthur J. Gallagher & Co.                              $     142,896
  1,170   Mercury General Corp.                                         62,057
  2,128   Unitrin, Inc.                                                100,165
                                                                 -------------
                                                                       305,118
                                                                 -------------
          METALS & MINING--0.1%
  2,985   Worthington Industries, Inc.                                  61,431
                                                                 -------------
          MULTI-UTILITIES--5.9%
 12,566   Ameren Corp.                                                 632,070
  1,488   Black Hills Corp.                                             54,714
 14,644   Consolidated Edison, Inc.                                    747,723
 14,133   Dominion Resources, Inc.                                   1,254,587
  9,707   DTE Energy Co.                                               464,965
  9,293   Energy East Corp.                                            226,377
    227   Integrys Energy Group, Inc.                                   12,601
  9,727   KeySpan Corp.                                                400,266
  4,913   NSTAR                                                        172,545
  3,954   OGE Energy Corp.                                             153,415
  2,221   PNM Resources, Inc.                                           71,738
  8,897   Public Service Enterprise Group, Inc.                        738,807
  5,164   SCANA Corp.                                                  222,930
  4,089   Vectren Corp.                                                116,945
                                                                 -------------
                                                                     5,269,683
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--0.5%
  4,274   Kinder Morgan, Inc.                                          454,967
                                                                 -------------
          PHARMACEUTICALS--15.7%
 97,147   Bristol-Myers Squibb Co.                                   2,696,801
 90,880   Merck & Co., Inc.                                          4,014,170
291,864   Pfizer, Inc.                                               7,372,484
                                                                 -------------
                                                                    14,083,455
                                                                 -------------
          THRIFTS & MORTGAGE FINANCE--3.3%
  1,721   Dime Community Bancshares                                     22,769
  2,282   Flagstar Bancorp, Inc.                                        27,270
 19,046   New York Community Bancorp, Inc.                             335,019
  6,010   TrustCo Bank Corp.                                            57,576
  3,712   Washington Federal, Inc.                                      87,084
 60,932   Washington Mutual, Inc.                                    2,460,433
                                                                 -------------
                                                                     2,990,151
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          TOBACCO--8.9%
 77,822   Altria Group, Inc.                                     $   6,833,550
 10,273   Reynolds American, Inc.                                      641,138
    967   Universal Corp.                                               59,325
  7,909   UST, Inc.                                                    458,564
                                                                 -------------
                                                                     7,992,577
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $85,714,898)                                        89,552,589
                                                                 -------------

          TOTAL INVESTMENTS--100.0%
          (Cost $85,714,898)(a)                                     89,552,589
          NET OTHER ASSETS & LIABILITIES --0.0%                         27,649
                                                                 -------------
          NET ASSETS--100.0%                                     $  89,580,238
                                                                 =============


            (a) Aggregate cost for federal income tax and financial
                reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,468,660 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $630,969.



See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.0%
          AEROSPACE & DEFENSE--1.5%
  4,425   AerCap Holdings NV*                                    $     128,812
  7,009   Spirit Aerosystems Holdings, Inc., Class A*                  223,236
                                                                 -------------
                                                                       352,048
                                                                 -------------
          AIRLINES--0.5%
  2,228   Copa Holdings SA, Class A                                    114,720
                                                                 -------------
          AUTO COMPONENTS--0.7%
  5,115   TRW Automotive Holdings Corp.*                               178,104
                                                                 -------------
          BIOTECHNOLOGY--0.4%
  3,133   Theravance, Inc.*                                             92,424
                                                                 -------------
          CAPITAL MARKETS--5.6%
 12,448   Ameriprise Financial, Inc.                                   711,279
  2,002   Cohen & Steers, Inc.                                          86,246
  1,493   GFI Group, Inc.*                                             101,479
  1,481   Greenhill & Co., Inc.                                         90,919
  5,602   Lazard Ltd., Class A                                         281,108
  3,273   optionsXpress Holdings, Inc.                                  77,046
                                                                 -------------
                                                                     1,348,077
                                                                 -------------
          CHEMICALS--3.9%
  8,257   Celanese Corp., Series A                                     254,647
  2,871   CF Industries Holding, Inc.                                  110,677
 10,983   Huntsman Corp.                                               209,665
  7,456   Nalco Holding Co.                                            178,198
  3,840   Rockwood Holdings, Inc.*                                     106,291
  3,397   Westlake Chemical Corp.                                       92,229
                                                                 -------------
                                                                       951,707
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--1.7%
  4,721   Adesa, Inc.                                                  130,442
  2,360   American Reprographics Co.*                                   72,664
  3,059   IHS, Inc., Class A*                                          125,756
  4,517   SAIC, Inc.*                                                   78,234
                                                                 -------------
                                                                       407,096
                                                                 -------------
          CONSTRUCTION & ENGINEERING--0.7%
  8,724   KBR, Inc.*                                                   177,533
                                                                 -------------
          CONSUMER FINANCE--1.2%
  4,923   First Marblehead (The) Corp.                                 220,993
  2,735   Nelnet, Inc., Class A                                         65,558
                                                                 -------------
                                                                       286,551
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          DIVERSIFIED FINANCIAL SERVICES--3.2%
  8,130   NYSE Group, Inc.*                                      $     762,188
                                                                 -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
  7,834   Embarq Corp.                                                 441,446
  3,875   NeuStar, Inc., Class A*                                      110,205
                                                                 -------------
                                                                       551,651
                                                                 -------------
          ELECTRIC UTILITIES--0.4%
  2,206   ITC Holdings Corp.                                            95,498
                                                                 -------------
          ELECTRICAL EQUIPMENT--0.8%
  3,764   First Solar, Inc.*                                           195,766
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
  5,668   Dolby Laboratories, Inc., Class A*                           195,603
  3,968   SunPower Corp., Class A*                                     180,544
                                                                 -------------
                                                                       376,147
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--1.4%
  3,761   Complete Production Services, Inc.*                           74,882
  4,448   Dresser-Rand Group, Inc.*                                    135,486
  3,004   Todco*                                                       121,151
                                                                 -------------
                                                                       331,519
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
  3,690   Kinetic Concepts, Inc.*                                      186,862
                                                                 -------------
          HEALTH CARE PROVIDERS & SERVICES--1.7%
  5,268   Brookdale Senior Living, Inc.                                235,269
  2,131   WellCare Health Plans, Inc.*                                 181,668
                                                                 -------------
                                                                       416,937
                                                                 -------------
          HEALTH CARE TECHNOLOGY--0.6%
  2,968   WebMD Health Corp., Class A*                                 156,206
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--4.1%
  6,997   Burger King Holdings, Inc.                                   151,135
  3,257   Domino's Pizza, Inc.*                                        105,755
  1,917   Life Time Fitness, Inc.*                                      98,553
  9,907   Tim Hortons, Inc.                                            301,371
  9,830   Wyndham Worldwide Corp.*                                     335,694
                                                                 -------------
                                                                       992,508
                                                                 -------------
          HOUSEHOLD DURABLES--0.8%
  4,760   Sealy Corp.                                                   83,205
  4,421   Tempur-Pedic International, Inc.                             114,902
                                                                 -------------
                                                                       198,107
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
  1,983   Ormat Technologies, Inc.                               $      83,207
                                                                 -------------
          INSURANCE--8.1%
  3,137   Allied World Assurance Holdings Ltd.                         134,107
  4,957   Aspen Insurance Holdings Ltd.                                129,923
  6,367   Assurant, Inc.                                               341,462
  3,520   Assured Guaranty Ltd.                                         96,166
  7,921   Axis Capital Holdings Ltd.                                   268,205
 22,938   Genworth Financial, Inc.                                     801,454
  1,929   National Financial Partners Corp.                             90,489
  3,338   Security Capital Assurance Ltd.                               94,232
                                                                 -------------
                                                                     1,956,038
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--10.4%
  5,310   Google, Inc., Class A*                                     2,432,829
  2,211   VistaPrint Ltd.*                                              84,681
                                                                 -------------
                                                                     2,517,510
                                                                 -------------
          IT SERVICES--7.4%
  7,030   MasterCard, Inc., Class A                                    746,867
  4,301   VeriFone Holdings, Inc.*                                     157,976
 40,172   Western Union Co.                                            881,775
                                                                 -------------
                                                                     1,786,618
                                                                 -------------
          MACHINERY--0.7%
  1,644   Bucyrus International, Inc., Class A                          84,666
  5,965   Mueller Water Products, Inc., Class B                         79,871
                                                                 -------------
                                                                       164,537
                                                                 -------------
          MARINE--0.3%
  2,839   Danaos Corp.                                                  74,779
                                                                 -------------
          MEDIA--17.7%
 18,460   Clear Channel Outdoor Holdings, Inc., Class A*               485,683
  5,387   DreamWorks Animation SKG, Inc., Class A*                     164,734
  2,174   Morningstar, Inc.*                                           112,265
 50,837   Time Warner Cable, Inc., Class A*                          1,904,862
 36,019   Viacom, Inc., Class B*                                     1,480,741
  7,774   Warner Music Group Corp.                                     132,624
                                                                 -------------
                                                                     4,280,909
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--6.9%
  2,436   Alon USA Energy, Inc.                                         88,183
  2,304   Bill Barrett Corp.*                                           74,673
  1,087   Copano Energy LLC                                             74,438
  5,417   EXCO Resources, Inc.*                                         89,814
  2,347   Foundation Coal Holdings, Inc.                                80,596

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS (CONTINUED)
 32,673   Spectra Energy Corp.                                   $     858,319
  3,917   VeraSun Energy Corp.*                                         77,831
  3,950   W&T Offshore, Inc.                                           114,274
  3,552   Western Refining, Inc.                                       138,599
  1,923   Whiting Petroleum Corp.*                                      75,785
                                                                 -------------
                                                                     1,672,512
                                                                 -------------
          PERSONAL PRODUCTS--1.3%
  4,678   Bare Escentuals, Inc.*                                       167,800
  3,732   Herbalife Ltd.*                                              146,257
                                                                 -------------
                                                                       314,057
                                                                 -------------
          PHARMACEUTICALS--1.3%
  1,911   New River Pharmaceuticals, Inc.*                             121,597
 13,039   Warner Chilcott Ltd., Class A*                               193,108
                                                                 -------------
                                                                       314,705
                                                                 -------------
          REAL ESTATE INVESTMENT TRUSTS--1.0%
  9,566   CapitalSource, Inc.                                          240,394
                                                                 -------------
          REAL ESTATE MANAGEMENT & DEVELOPMENT--3.1%
 11,854   CB Richard Ellis Group, Inc., Class A*                       405,170
 11,325   Realogy Corp.*                                               335,333
                                                                 -------------
                                                                       740,503
                                                                 -------------
          ROAD & RAIL--1.6%
 16,685   Hertz Global Holdings, Inc.*                                 395,435
                                                                 -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
  2,861   Atheros Communications*                                       68,464
  2,736   Sirf Technology Holdings, Inc.*                               75,951
  7,008   Spansion, Inc., Class A*                                      85,428
  2,471   Tessera Technologies, Inc.*                                   98,197
                                                                 -------------
                                                                       328,040
                                                                 -------------
          SOFTWARE--0.7%
  4,870   NAVTEQ Corp.*                                                168,015
                                                                 -------------
          SPECIALTY RETAIL--1.3%
  3,705   Cabela's, Inc., Class A*                                      91,921
  2,286   DSW, Inc., Class A*                                           96,492
  3,030   J. Crew Group, Inc.*                                         121,715
                                                                 -------------
                                                                       310,128
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          TEXTILES, APPAREL & LUXURY GOODS--1.3%
  3,072   Carter's, Inc.*                                        $      77,844
  2,031   Crocs, Inc.*                                                  95,965
  5,015   Hanesbrands, Inc.*                                           147,391
                                                                 -------------
                                                                       321,200
                                                                 -------------
          THRIFTS & MORTGAGE FINANCE--0.4%
  5,701   NewAlliance Bancshares, Inc.                                  92,413
                                                                 -------------
          TRADING COMPANIES & DISTRIBUTORS--0.9%
  3,389   Aircastle Ltd.                                               119,903
  2,338   TransDigm Group, Inc.*                                        85,056
                                                                 -------------
                                                                       204,959
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $22,937,306)                                        24,137,608
                                                                 -------------


          TOTAL INVESTMENTS- 100.0%
          (Cost $22,937,306) (a)                                    24,137,608
          NET OTHER NET ASSETS & LIABILITIES--0.0%                      11,239
                                                                 -------------
          NET ASSETS--100.0%                                     $  24,148,847
                                                                 ==============

             * Non-income producing security.

              (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,762,374 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $562,072.

See Notes to Quarterly Portfolio of Investments.                        Page 5

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.4%
          AIR FREIGHT & LOGISTICS--1.9%
  5,588   C.H. Robinson Worldwide, Inc.                          $     266,827
  6,335   Expeditors International of Washington, Inc.                 261,762
                                                                 -------------
                                                                       528,589
                                                                 -------------
          AIRLINES--2.0%
  6,693   Ryanair Holdings PLC ADR*                                    299,779
  7,194   UAL Corp.*                                                   274,595
                                                                 -------------
                                                                       574,374
                                                                 -------------
          BIOTECHNOLOGY--8.0%
  4,526   Amgen, Inc.*                                                 252,913
  7,584   Amylin Pharmaceuticals, Inc.*                                283,338
  6,383   Biogen Idec, Inc.*                                           283,278
  5,503   Celgene Corp.*                                               288,687
  4,663   Genzyme Corp.*                                               279,873
  3,987   Gilead Sciences, Inc.*                                       305,006
  9,021   MedImmune, Inc.*                                             328,274
  9,556   Vertex Pharmaceuticals, Inc.*                                267,950
                                                                 -------------
                                                                     2,289,319
                                                                 -------------
          CHEMICALS--1.0%
  6,971   Sigma-Aldrich Corp.                                          289,436
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--1.9%
  7,238   Cintas Corp.                                                 261,292
  5,915   Monster Worldwide, Inc.*                                     280,193
                                                                 -------------
                                                                       541,485
                                                                 -------------
          COMMUNICATIONS EQUIPMENT--6.1%
 10,862   Cisco Systems, Inc.*                                         277,307
 15,234   Juniper Networks, Inc.*                                      299,805
  7,130   QUALCOMM, Inc.                                               304,166
  2,080   Research In Motion Ltd.*                                     283,899
  8,152   Telefonaktiebolaget LM Ericsson ADR                          302,358
 27,538   Tellabs, Inc.*                                               272,626
                                                                 -------------
                                                                     1,740,161
                                                                 -------------
          COMPUTERS & PERIPHERALS--6.1%
  3,198   Apple Computer, Inc.*                                        297,126
 12,439   Dell, Inc.*                                                  288,709
 10,673   Logitech International S.A.*                                 297,030
  7,558   Network Appliance, Inc.*                                     276,018
  7,298   SanDisk Corp.*                                               319,653
 45,118   Sun Microsystems, Inc.*                                      271,159
                                                                 -------------
                                                                     1,749,695
                                                                 -------------
          DIVERSIFIED CONSUMER SERVICES--0.9%
  5,991   Apollo Group, Inc., Class A*                                 263,005
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATIONS--1.0%
 45,191   Level 3 Communications, Inc.*                          $     275,665
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0%
  4,744   CDW Corp.                                                    291,424
 25,427   Flextronics International Ltd.*                              278,171
                                                                 -------------
                                                                       569,595
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--1.0%
 12,906   Patterson-UTI Energy, Inc.                                   289,611
                                                                 -------------
          FOOD & STAPLES RETAILING--1.9%
  5,061   Costco Wholesale Corp.                                       272,484
  5,988   Whole Foods Market, Inc.                                     268,562
                                                                 -------------
                                                                       541,046
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--3.1%
  6,682   Biomet, Inc.                                                 283,918
  9,076   DENTSPLY International, Inc.                                 297,239
  2,599   Intuitive Surgical, Inc.*                                    315,961
                                                                 -------------
                                                                       897,118
                                                                 -------------
          HEALTH CARE PROVIDERS & SERVICES--2.1%
  3,782   Express Scripts, Inc.*                                       305,283
  8,461   Patterson Cos., Inc.*                                        300,281
                                                                 -------------
                                                                       605,564
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--2.1%
  9,400   Starbucks Corp.*                                             294,784
  3,051   Wynn Resorts Ltd.*                                           289,418
                                                                 -------------
                                                                       584,202
                                                                 -------------
          HOUSEHOLD DURABLES--1.0%
  5,348   Garmin Ltd.                                                  289,594
                                                                 -------------
          INTERNET & CATALOG RETAIL--4.2%
  7,309   Amazon.com, Inc.*                                            290,825
 13,803   Expedia, Inc.*                                               319,954
  7,486   IAC/InterActiveCorp*                                         282,297
 12,527   Liberty Media Corp. - Interactive*                           298,393
                                                                 -------------
                                                                     1,191,469
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--5.1%
  5,849   Akamai Technologies, Inc.*                                   291,982
  8,998   eBay, Inc.*                                                  298,284
    616   Google, Inc., Class A*                                       282,227
 11,500   VeriSign, Inc.*                                              288,880
  9,156   Yahoo!, Inc.*                                                286,491
                                                                 -------------
                                                                     1,447,864
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          IT SERVICES--4.8%
  7,548   CheckFree Corp.*                                       $     279,955
  3,138   Cognizant Technology Solutions Corp., Class A*               276,991
  5,408   Fiserv, Inc.*                                                286,948
  5,254   Infosys Technologies Ltd. ADR                                264,014
  7,078   Paychex, Inc.                                                268,044
                                                                 -------------
                                                                     1,375,952
                                                                 -------------
          MACHINERY--2.1%
  6,748   Joy Global, Inc.                                             289,489
  4,101   PACCAR, Inc.                                                 301,014
                                                                 -------------
                                                                       590,503
                                                                 -------------
          MEDIA--8.0%
 10,896   Comcast Corp., Class A*                                      282,751
 16,795   Discovery Holding Co., Class A*                              321,288
  6,550   EchoStar Communications Corp., Class A*                      284,467
  4,637   Lamar Advertising Co., Class A                               291,992
  9,375   Liberty Global, Inc., Class A*                               308,719
 81,265   Sirius Satellite Radio, Inc.*                                260,048
 10,767   Virgin Media, Inc.                                           271,867
 19,943   XM Satellite Radio Holdings, Inc., Class A*                  257,664
                                                                 -------------
                                                                     2,278,796
                                                                 -------------
          MULTILINE RETAIL--1.0%
  1,566   Sears Holdings Corp.*                                        282,131
                                                                 -------------
          PHARMACEUTICALS--2.0%
  5,668   Sepracor, Inc.*                                              264,299
  7,827   Teva Pharmaceutical Industries Ltd. ADR                      292,964
                                                                 -------------
                                                                       557,263
                                                                 -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--11.6%
 14,071   Altera Corp.                                                 281,279
 15,511   Applied Materials, Inc.                                      284,162
  8,483   Broadcom Corp., Class A*                                     272,050
 14,536   Intel Corp.                                                  278,074
  5,513   KLA-Tencor Corp.                                             293,953
  6,445   Lam Research Corp.*                                          305,106
  8,722   Linear Technology Corp.                                      275,528
 14,656   Marvell Technology Group Ltd.*                               246,367
  8,749   Maxim Integrated Products, Inc.                              257,221
  7,758   Microchip Technology, Inc.                                   275,642
  9,258   NVIDIA Corp.*                                                266,445
 11,203   Xilinx, Inc.                                                 288,253
                                                                 -------------
                                                                     3,324,080
                                                                 -------------
          SOFTWARE--12.2%
 16,916   Activision, Inc.*                                            320,388
  7,223   Adobe Systems, Inc.*                                         301,199
  7,168   Autodesk, Inc.*                                              269,517
 24,309   BEA Systems, Inc.*                                           281,741

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          SOFTWARE (CONTINUED)
 14,177   Cadence Design Systems, Inc.*                          $     298,568
 12,995   Check Point Software Technologies Ltd.*                      289,529
  9,004   Citrix Systems, Inc.*                                        288,398
  5,681   Electronic Arts, Inc.*                                       286,095
  9,825   Intuit, Inc.*                                                268,812
 10,133   Microsoft Corp.                                              282,407
 16,706   Oracle Corp.*                                                302,879
 16,745   Symantec Corp.*                                              289,689
                                                                 -------------
                                                                     3,479,222
                                                                 -------------
          SPECIALTY RETAIL--4.2%
  7,159   Bed Bath & Beyond, Inc.*                                     287,577
  9,578   PetSmart, Inc.                                               315,690
  8,865   Ross Stores, Inc.                                            304,956
 11,203   Staples, Inc.                                                289,486
                                                                 -------------
                                                                     1,197,709
                                                                 -------------
          TRADING COMPANIES & DISTRIBUTORS--1.0%
  8,287   Fastenal Co.                                                 290,459
                                                                 -------------
          WIRELESS TELECOMMUNICATION SERVICES--2.1%
  4,010   Millicom International Cellular SA*                          314,224
  3,968   NII Holdings, Inc.*                                          294,346
                                                                 -------------
                                                                       608,570
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $28,586,812)                                        28,652,477
                                                                 -------------

          TOTAL INVESTMENTS--100.4%
          (Cost $28,586,812)(a)                                     28,652,477
          NET OTHER ASSETS & LIABILITIES--(0.4%)                      (105,051)
                                                                 -------------
          NET ASSETS--100.0%                                     $  28,547,426
                                                                 =============

           * Non-income producing security.

          ADR  American Depositary Receipt.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,799,663 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,733,998.

See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.4%
          COMMUNICATIONS EQUIPMENT--15.0%
 26,031   Cisco Systems, Inc.*                                         664,571
 36,509   Juniper Networks, Inc.*                                      718,497
 17,087   QUALCOMM, Inc.                                               728,932
  4,984   Research In Motion Ltd.*                                     680,266
 19,537   Telefonaktiebolaget LM Ericsson ADR                          724,627
 65,994   Tellabs, Inc.*                                               653,341
                                                                 -------------
                                                                     4,170,234
                                                                 -------------
          COMPUTERS & PERIPHERALS--15.0%
  7,663   Apple Computer, Inc.*                                        711,969
 29,809   Dell, Inc.*                                                  691,867
 25,578   Logitech International S.A.*                                 711,836
 18,112   Network Appliance, Inc.*                                     661,450
 17,489   SanDisk Corp.*                                               766,019
108,124   Sun Microsystems, Inc.*                                      649,825
                                                                 -------------
                                                                     4,192,966
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--2.5%
 11,369   CDW Corp.                                                    698,398
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--9.9%
 14,017   Akamai Technologies, Inc.*                                   699,729
  1,477   Google, Inc., Class A*                                       676,702
 27,560   VeriSign, Inc.*                                              692,307
 21,941   Yahoo!, Inc.*                                                686,534
                                                                 -------------
                                                                     2,755,272
                                                                 -------------
          IT SERVICES--4.7%
  7,521   Cognizant Technology Solutions Corp., Class A*               663,878
 12,591   Infosys Technologies Ltd. ADR                                632,698
                                                                 -------------
                                                                     1,296,576
                                                                 -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--28.6%
 33,721   Altera Corp.                                                 674,083
 37,171   Applied Materials, Inc.                                      680,973
 20,330   Broadcom Corp., Class A*                                     651,983
 34,834   Intel Corp.                                                  666,374
 13,212   KLA-Tencor Corp.                                             704,464
 15,446   Lam Research Corp.*                                          731,213
 20,902   Linear Technology Corp.                                      660,294
 35,123   Marvell Technology Group Ltd.*                               590,418
 20,967   Maxim Integrated Products, Inc.                              616,430
 18,591   Microchip Technology, Inc.                                   660,538
 22,186   NVIDIA Corp.*                                                638,513
 26,848   Xilinx, Inc.                                                 690,799
                                                                 -------------
                                                                     7,966,082

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          SOFTWARE--24.7%
 17,310   Adobe Systems, Inc.*                                   $     721,827
 17,178   Autodesk, Inc.*                                              645,893
 58,257   BEA Systems, Inc.*                                           675,199
 33,976   Cadence Design Systems, Inc.*                                715,535
 31,142   Check Point Software Technologies Ltd.*                      693,844
 21,576   Citrix Systems, Inc.*                                        691,079
 23,546   Intuit, Inc.*                                                644,219
 24,282   Microsoft Corp.                                              676,739
 40,034   Oracle Corp.*                                                725,815
 40,129   Symantec Corp.*                                              694,232
                                                                 -------------
                                                                     6,884,382
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $28,203,279)                                        27,963,910
                                                                 -------------


          TOTAL INVESTMENTS--100.4%
          (Cost $28,203,279) (a)                                    27,963,910
          NET OTHER ASSETS & LIABILITIES--(0.4%)                      (108,138)
                                                                 -------------
          NET ASSETS--100.0%                                     $   27,855,772
                                                                 ==============


         * Non-income producing security.

         ADR American Depository Receipt.

         (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,158,385 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,397,754.



See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)

                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--99.0%
          BIOTECHNOLOGY--77.2%
 18,216   Amgen, Inc.*                                            $  1,017,910
 33,950   Amylin Pharmaceuticals, Inc.*                              1,268,372
 89,688   Applera Corp. - Celera Group*                              1,273,570
 26,075   Biogen Idec, Inc.*                                         1,157,209
 23,965   Celgene Corp.*                                             1,257,204
 17,622   Cephalon, Inc.*                                            1,254,863
 15,164   Genentech, Inc.*                                           1,245,268
 19,925   Genzyme Corp.*                                             1,195,899
 20,618   Gilead Sciences, Inc.*                                     1,577,277
112,804   Human Genome Sciences, Inc.*                               1,197,978
 45,122   ImClone Systems, Inc.*                                     1,839,623
 41,053   InterMune, Inc.*                                           1,012,367
 35,357   MedImmune, Inc.*                                           1,286,641
120,339   Millennium Pharmaceuticals, Inc.*                          1,367,051
 57,302   PDL BioPharma, Inc.*                                       1,243,453
 36,616   Vertex Pharmaceuticals, Inc.*                              1,026,713
                                                                 -------------
                                                                    20,221,398
                                                                 -------------
          LIFE SCIENCES TOOLS & SERVICES--21.8%
 54,506   Affymetrix, Inc.*                                          1,638,996
 22,745   Invitrogen Corp.*                                          1,447,719
 19,786   Millipore Corp.*                                           1,433,891
 92,369   Nektar Therapeutics*                                       1,206,339
                                                                 -------------

                                                                     5,726,945
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $25,263,042)                                        25,948,343
                                                                 -------------

          TOTAL INVESTMENTS--99.0%
          (Cost $25,263,042)(a)                                     25,948,343
          NET OTHER ASSETS & LIABILITIES--1.0%                         258,864
                                                                 -------------
          NET ASSETS--100.0%                                     $  26,207,207
                                                                 =============


          * Non-income producing security.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,582,851 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $897,550.


See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST DOW JONES INTERNET INDEX(SM)  FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS-100.1%
          CAPITAL MARKETS--10.0%
138,013   E*TRADE Financial Corp.*                               $   2,928,636
 86,505   TD Ameritrade Holding Corp.                                1,287,194
                                                                 -------------
                                                                     4,215,830
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--4.2%
 37,143   Monster Worldwide, Inc.*                                   1,759,464
                                                                 -------------
          HEALTH CARE TECHNOLOGY--3.0%
 14,728   Allscripts Healthcare Solutions, Inc.*                       394,858
 57,180   Emdeon Corp.*                                                865,133
                                                                 -------------
                                                                     1,259,991
                                                                 -------------
          INTERNET & CATALOG RETAIL--15.9%
 96,402   Amazon.com, Inc.*                                          3,835,836
  6,269   Audible, Inc.*                                                65,135
 54,737   IAC/InterActiveCorp*                                       2,064,132
  3,175   Overstock.com, Inc.*                                          52,705
 11,836   Priceline.com, Inc.*                                         630,385
                                                                 -------------
                                                                     6,648,193
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--54.6%
 41,069   Akamai Technologies, Inc.*                                 2,050,164
 25,192   aQuantive, Inc.*                                             703,109
 24,782   Ariba, Inc.*                                                 232,951
 12,473   Autobytel, Inc.*                                              44,154
149,203   CMGI, Inc.*                                                  316,310
 44,483   CNET Networks, Inc.*                                         387,447
 14,394   Digital River, Inc.*                                         795,269
 36,540   EarthLink, Inc.*                                             268,569
131,551   eBay, Inc.*                                                4,360,916
  9,143   Google, Inc., Class A*                                     4,188,957
 10,019   InfoSpace, Inc.*                                             257,188
 12,715   Interwoven, Inc.*                                            214,884
 16,052   j2 Global Communications, Inc.*                              444,961
  7,278   Jupitermedia Corp.*                                           48,180
 34,640   RealNetworks, Inc.*                                          271,924
 21,407   SonicWALL, Inc.*                                             178,963
 20,984   United Online, Inc.                                          294,406
 35,029   ValueClick, Inc.*                                            915,308
 79,198   VeriSign, Inc.*                                            1,989,454
  9,730   Vignette Corp.*                                              180,686
 17,834   webMethods, Inc.*                                            128,226
 14,481   Websense, Inc.*                                              332,918
137,352   Yahoo!, Inc.*                                              4,297,744
                                                                 -------------
                                                                    22,902,688
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST DOW JONES INTERNET INDEX(SM)  FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          IT SERVICES--2.7%
 26,108   CheckFree Corp.*                                       $     968,345
 26,275   Sapient Corp.*                                               180,247
                                                                 -------------
                                                                     1,148,592
                                                                 -------------
          SOFTWARE--9.7%
 17,160   Agile Software Corp.*                                        119,262
139,523   BEA Systems, Inc.*                                         1,617,071
 63,177   Check Point Software Technologies Ltd.*                    1,407,584
 17,809   Quest Software, Inc.*                                        289,752
 74,442   TIBCO Software, Inc.*                                        634,246
                                                                 -------------
                                                                     4,067,915
                                                                 -------------

          TOTAL COMMON STOCKS
          (Cost $41,859,447)                                        42,002,673
                                                                 -------------

          TOTAL INVESTMENTS- 100.1%
          (Cost $41,859,447) (a)                                    42,002,673
          NET OTHER ASSETS & LIABILITIES--(0.1%)                       (45,495)
                                                                 -------------
          NET ASSETS--100.0%                                     $  41,957,178
                                                                 =============



          * Non-income producing security.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,283,706 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,140,480.



See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--98.7%
          AEROSPACE & DEFENSE--2.4%
  9,921   Raytheon Co.                                           $     520,456
                                                                 -------------
          AUTOMOBILES--2.2%
  8,225   Harley-Davidson, Inc.                                        483,219
                                                                 -------------
          BIOTECHNOLOGY--4.7%
  8,494   Amgen, Inc.*                                                 474,645
 11,978   Biogen Idec, Inc.*                                           531,583
                                                                 -------------
                                                                     1,006,228
                                                                 -------------
          CHEMICALS--2.7%
 12,475   Dow Chemical (The) Co.                                       572,104
                                                                 -------------
          COMMUNICATIONS EQUIPMENT--2.3%
 28,088   Motorola, Inc.                                               496,315
                                                                 -------------
          COMPUTERS & PERIPHERALS--2.5%
  5,642   International Business Machines Corp.                        531,815
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--5.0%
  8,244   Baker Hughes, Inc.                                           545,176
 17,087   Halliburton Co.                                              542,341
                                                                 -------------
                                                                     1,087,517
                                                                 -------------
          FOOD PRODUCTS--2.7%
 16,055   Archer-Daniels-Midland Co.                                   589,219
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--2.5%
 11,511   Carnival Corp.                                               539,405
                                                                 -------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--5.0%
 25,738   AES (The) Corp.*                                             553,882
  8,139   TXU Corp.                                                    521,710
                                                                 -------------
                                                                     1,075,592
                                                                 -------------
          MACHINERY--5.2%
  8,318   Caterpillar, Inc.                                            557,556
  7,696   PACCAR, Inc.                                                 564,886
                                                                 -------------
                                                                     1,122,442
                                                                 -------------
          METALS & MINING--6.1%
 16,328   Alcoa, Inc.                                                  553,519
  2,850   Freeport-McMoRan Copper & Gold, Inc.                         188,642

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          METALS & MINING (CONTINUED)
  8,814   Nucor Corp.                                            $     574,055
                                                                 -------------
                                                                     1,316,216
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--23.6%
  7,782   Apache Corp.                                                 550,187
  7,820   Chevron Corp.                                                578,367
  8,040   ConocoPhillips                                               549,534
  8,201   Devon Energy Corp.                                           567,673
  7,994   EOG Resources, Inc.                                          570,292
  7,453   Exxon Mobil Corp.                                            562,329
 10,275   Hess Corp.                                                   569,954
  5,812   Marathon Oil Corp.                                           574,400
 11,599   Occidental Petroleum Corp.                                   571,947
                                                                 -------------
                                                                     5,094,683
                                                                 -------------
          PHARMACEUTICALS--14.7%
 10,132   Eli Lilly & Co.                                              544,189
 10,188   Forest Laboratories, Inc.*                                   524,071
  8,577   Johnson & Johnson                                            516,850
 11,933   Merck & Co., Inc.                                            527,081
 21,007   Pfizer, Inc.                                                 530,637
 10,723   Wyeth                                                        536,471
                                                                 -------------
                                                                     3,179,299
                                                                 -------------
          ROAD & RAIL--2.7%
 11,356   Norfolk Southern Corp.                                       574,614
                                                                 -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
 29,108   Applied Materials, Inc.                                      533,259
 16,880   Texas Instruments, Inc.                                      508,088
                                                                 -------------
                                                                     1,041,347
                                                                 -------------
          SPECIALTY RETAIL--4.7%
 13,639   Home Depot (The), Inc.                                       501,097
 16,272   Lowe's Co., Inc.                                             512,405
                                                                 -------------
                                                                     1,013,502
                                                                 -------------
          TEXTILES, APPAREL & LUXURY GOODS--2.5%
  5,050   NIKE, Inc., Class B                                          536,613
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          WIRELESS TELECOMMUNICATION SERVICES--2.4%
 26,905   Sprint Nextel Corp.                                    $     510,119
                                                                 -------------


          TOTAL COMMON STOCKS
          (Cost $20,880,676)                                        21,290,705
                                                                 -------------

          TOTAL INVESTMENTS--98.7%
          (Cost $20,880,676) (a)                                    21,290,705
          NET OTHER ASSETS & LIABILITIES--1.3%                         283,044
                                                                 -------------
          NET ASSETS--100.0%                                     $   21,573,749
                                                                 ==============

          * Non-income producing security.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $908,897 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $498,868.

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.2%
          AEROSPACE & DEFENSE--5.4%
    885   Ceradyne, Inc.*                                               48,445
  2,569   Hexcel Corp.*                                                 50,995
  1,795   Lockheed Martin, Corp.                                       174,151
  2,454   Northrop Grumman Corp.                                       182,137
  3,324   Raytheon Co.                                                 174,377
  2,666   Rockwell Collins, Inc.                                       178,435
                                                                 -------------
                                                                       808,540
                                                                 -------------
          AIR FREIGHT & LOGISTICS--1.1%
  3,506   C.H. Robinson Worldwide, Inc.                                167,412
                                                                 -------------
          AIRLINES--1.5%
  1,642   British Airways PLC ADR*                                     158,486
  1,736   Continental Airlines, Inc., Class B*                          63,173
                                                                 -------------
                                                                       221,659
                                                                 -------------
          AUTO COMPONENTS--1.0%
  3,028   Cooper Tire & Rubber Co.                                      55,382
  2,893   Goodyear Tire & Rubber (The) Co.*                             90,233
                                                                 -------------
                                                                       145,615
                                                                 -------------
          BIOTECHNOLOGY--0.3%
  3,098   Applera Corp. - Celera Group*                                 43,992
                                                                 -------------
          CAPITAL MARKETS--2.1%
  1,091   A.G. Edwards, Inc.                                            75,475
  1,137   Bear Stearns Cos. (The), Inc.                                170,948
  3,411   Janus Capital Group, Inc.                                     71,324
                                                                 -------------
                                                                       317,747
                                                                 -------------
          CHEMICALS--1.0%
  1,550   Cabot Corp.                                                   73,981
  2,401   Lyondell Chemical Co.                                         71,958
                                                                 -------------
                                                                       145,939
                                                                 -------------
          COMMERCIAL BANKS--1.2%
  2,433   PNC Financial Services Group, Inc.                           175,103
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--2.9%
  1,820   ABM Industries, Inc.                                          48,030
  1,513   Deluxe Corp.                                                  50,731
  1,746   Equifax, Inc.                                                 63,642
  1,895   Herman Miller, Inc.                                           63,464
  1,540   Kelly Services, Inc., Class A                                 49,588
  2,031   Korn/Ferry International*                                     46,591
  3,736   Steelcase, Inc., Class A                                      74,308
  1,308   Volt Information Sciences, Inc.*                              34,257
                                                                 -------------
                                                                       430,611
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          COMMUNICATIONS EQUIPMENT--2.5%
  2,567   Ciena Corp.*                                                  71,748
  4,781   Foundry Networks, Inc.*                                       64,878
  8,352   Nokia Oyj  ADR                                               191,428
 12,415   Sycamore Networks, Inc.*                                      46,432
                                                                 -------------
                                                                       374,486
                                                                 -------------
          CONSTRUCTION & ENGINEERING--0.2%
  1,745   Insituform Technologies, Inc., Class A*                       36,279
                                                                 -------------
          CONSTRUCTION MATERIALS--1.3%
  1,663   Vulcan Materials Co.                                         193,706
                                                                 -------------
          CONSUMER FINANCE--0.4%
  1,346   First Marblehead Corp (The) Corp.                             60,422
                                                                 -------------
          CONTAINERS & PACKAGING--0.3%
  1,477   Rock-Tenn Co., Class A                                        49,036
                                                                 -------------
          DIVERSIFIED CONSUMER SERVICES--1.7%
    917   ITT Educational Services, Inc.*                               74,726
  1,139   Regis Corp.                                                   45,981
  6,731   Service Corp. International                                   79,830
  6,633   Stewart Enterprises, Inc., Class A                            53,462
                                                                 -------------
                                                                       253,999
                                                                 -------------
          DIVERSIFIED FINANCIAL SERVICES--1.2%
  3,601   JPMorgan Chase & Co.                                         174,216
                                                                 -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
  4,921   AT&T, Inc.                                                   194,035
  2,903   BT Group PLC ADR                                             174,209
  9,943   Cincinnati Bell, Inc.*                                        46,732
  5,496   Compania de Telecommunicaciones de Chile S.A. ADR             51,223
                                                                 -------------
                                                                       466,199
                                                                 -------------
          ELECTRIC UTILITIES--0.8%
  1,918   Empire District Electric Co. (The)                            47,566
  4,122   Sierra Pacific Resources*                                     71,641
                                                                 -------------
                                                                       119,207
                                                                 -------------
          ELECTRICAL EQUIPMENT--0.4%
  1,242   Acuity Brands, Inc.                                           67,614
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
  2,108   Avnet, Inc.*                                           $      76,183
  5,934   KEMET Corp.*                                                  45,395
 21,681   Solectron Corp.*                                              68,295
                                                                 -------------
                                                                       189,873
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--0.3%
  3,605   Input/Output, Inc.*                                           49,677
                                                                 -------------
          FOOD & STAPLES RETAILING--1.8%
  7,016   Kroger (The) Co.                                             198,202
 11,810   Rite Aid Corp.*                                               68,144
                                                                 -------------
                                                                       266,346
                                                                 -------------
          FOOD PRODUCTS--0.7%
  1,104   Lancaster Colony Corp.                                        48,786
    829   Ralcorp Holdings, Inc.*                                       53,304
                                                                 -------------
                                                                       102,090
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
  1,376   Alcon, Inc.                                                  181,384
  1,436   Edwards Lifesciences Corp.*                                   72,805
  2,227   Immucor, Inc.*                                                65,541
  1,397   Kinetic Concepts, Inc.*                                       70,744
                                                                 -------------
                                                                       390,474
                                                                 -------------
          HEALTH CARE PROVIDERS & SERVICES--1.9%
  1,618   Apria Healthcare Group, Inc.*                                 52,181
  1,313   LifePoint Hospitals, Inc.*                                    50,183
  2,251   WellPoint, Inc.*                                             182,556
                                                                 -------------
                                                                       284,920
                                                                 -------------
          HEALTH CARE TECHNOLOGY--0.5%
  5,090   Emdeon Corp.*                                                 77,012
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--1.7%
  2,178   Brinker International, Inc.                                   71,221
  1,024   CBRL Group, Inc.                                              47,411
  1,137   CEC Entertainment, Inc.*                                      47,231
  2,504   CKE Restaurants, Inc.                                         47,225
  1,677   Ruby Tuesday, Inc.                                            47,962
                                                                 -------------
                                                                       261,050
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          HOUSEHOLD DURABLES--2.7%
  9,413   Matsushita Electric Industrial Co., Ltd. ADR           $     189,202
    101   NVR, Inc.*                                                    67,165
  1,338   Ryland Group (The), Inc.                                      56,450
  1,760   Standard-Pacific Corp.                                        36,731
  1,971   Tempur-Pedic International, Inc.                              51,226
                                                                 -------------
                                                                       400,774
                                                                 -------------
          HOUSEHOLD PRODUCTS--0.5%
    853   Energizer Holdings, Inc.*                                     72,786
                                                                 -------------
          INDUSTRIAL CONGLOMERATES--1.5%
    383   Sequa Corp.,  Class A*                                        45,872
  5,768   Tyco International Ltd.                                      181,980
                                                                 -------------
                                                                       227,852
                                                                 -------------
          INSURANCE--11.3%
  3,118   ACE Ltd.                                                     177,913
    191   Alleghany Corp.*                                              71,358
  2,056   Ambac Financial Group, Inc.                                  177,618
     50   Berkshire Hathaway, Inc., Class B*                           182,000
  1,612   Cincinnati Financial Corp.                                    68,349
  4,356   CNA Financial Corp.*                                         187,701
  5,027   Genworth Financial, Inc., Class A                            175,643
  2,630   Lincoln National Corp.                                       178,288
    146   Markel Corp.*                                                 70,785
  2,601   MBIA, Inc.                                                   170,339
  1,083   SAFECO Corp.                                                  71,944
  2,500   XL Capital Ltd., Class A                                     174,900
                                                                 -------------
                                                                     1,706,838
                                                                 -------------
          INTERNET & CATALOG RETAIL--0.3%
    892   Priceline.com, Inc.*                                          47,508
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--0.6%
  5,108   Ariba, Inc.*                                                  48,015
  5,315   Openwave Systems, Inc.*                                       43,317
                                                                 -------------
                                                                        91,332
                                                                 -------------
          IT SERVICES--2.9%
  4,908   Accenture Ltd., Class A                                      189,154
  1,966   Cognizant Technology Solutions Corp., Class A*               173,539
  2,319   Total System Services, Inc.                                   73,860
                                                                 -------------
                                                                       436,553
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          LEISURE EQUIPMENT & PRODUCTS--1.6%
  6,976   Mattel, Inc.                                           $     192,328
    995   Polaris Industries, Inc.                                      47,740
                                                                 -------------
                                                                       240,068
                                                                 -------------
          LIFE SCIENCES TOOLS & SERVICES--0.5%
  1,643   Charles River Laboratories International, Inc.*               76,005
                                                                 -------------
          MACHINERY--5.0%
  3,537   Illinois Tool Works, Inc.                                    182,509
  4,296   Ingersoll-Rand Co., Ltd., Class A                            186,318
  1,132   Lincoln Electric Holdings, Inc.                               67,422
  2,642   PACCAR, Inc.                                                 193,923
  1,043   SPX Corp.                                                     73,219
    929   Toro (The) Co.                                                47,602
                                                                 -------------
                                                                       750,993
                                                                 -------------
          MEDIA--3.8%
  1,767   Harte-Hanks, Inc.                                             48,752
  1,421   Lee Enterprises, Inc.                                         42,701
  7,730   News Corp., Class A                                          178,717
  1,887   Shaw Communications, Inc., Class B                            69,668
  3,801   Sinclair Broadcast Group, Inc., Class A                       58,725
  8,533   Time Warner, Inc.                                            168,271
                                                                 -------------
                                                                       566,834
                                                                 -------------
          METALS & MINING--6.0%
  3,505   Alcan, Inc.                                                  182,960
  3,553   AK Steel Holding Corp.*                                       83,105
  5,583   Alcoa, Inc.                                                  189,264
  1,869   Allegheny Technologies, Inc.                                 199,403
  1,625   AMCOL International, Corp.                                    48,181
  2,890   Southern Copper Corp.                                        207,097
                                                                 -------------
                                                                       910,010
                                                                 -------------

          MULTILINE RETAIL--1.6%
  2,328   Family Dollar Stores, Inc.                                    68,955
  3,192   Nordstrom, Inc.                                              168,985
                                                                 -------------
                                                                       237,940
                                                                 -------------
          MULTI-UTILITIES--1.2%
  3,008   Sempra Energy                                                183,518
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--3.0%
  2,414   Exxon Mobil Corp.                                            182,136
  1,338   Holly Corp.                                                   79,343
  5,062   Imperial Oil Ltd.                                            187,902
                                                                 -------------
                                                                       449,381
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 5

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          PAPER & FOREST PRODUCTS--0.5%
  2,336   MeadWestvaco Corp.                                     $      72,042
                                                                 -------------
          PERSONAL PRODUCTS--0.8%
    843   Chattem, Inc.*                                                49,686
  1,405   NBTY, Inc.*                                                   74,522
                                                                 -------------
                                                                       124,208
                                                                 -------------
          PHARMACEUTICALS--2.8%
  3,361   Forest Laboratories, Inc.*                                   172,890
  3,221   GlaxoSmithKline PLC ADR                                      177,992
  3,250   Mylan Laboratories, Inc.                                      68,705
                                                                 -------------
                                                                       419,587
                                                                 -------------
          REAL ESTATE INVESTMENT TRUSTS--0.4%
  1,350   Liberty Property Trust                                        65,772
                                                                 -------------
          ROAD & RAIL--1.2%
  1,822   Union Pacific Corp.                                          185,024
                                                                 -------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
  2,532   Advanced Energy Industries, Inc.*                             53,273
  3,175   Brooks Automation, Inc.*                                      54,451
  4,048   Fairchild Semiconductor International, Inc.*                  67,683
  8,151   Lattice Semiconductor Corp.*                                  47,683
  2,105   MKS Instruments, Inc.*                                        53,720
  2,352   Novellus Systems, Inc.*                                       75,311
  6,184   RF Micro Devices, Inc.*                                       38,526
                                                                 -------------
                                                                       390,647
                                                                 -------------
          SOFTWARE--0.5%
  2,650   Synopsys, Inc.*                                               69,510
                                                                 -------------
          SPECIALTY RETAIL--6.3%
    895   Abercrombie & Fitch Co., Class A                              67,734
  1,942   Aeropostale, Inc.*                                            78,127
  1,446   AutoZone, Inc.*                                              185,291
  1,144   Genesco, Inc.*                                                47,510
  1,826   Hibbett Sports, Inc.*                                         52,205
  5,433   Lowe's Cos., Inc.                                            171,085
  2,983   Pep Boys (The)-Manny, Moe, & Jack                             56,945
  2,602   Sherwin-Williams (The) Co.                                   171,837
  1,475   Sonic Automotive, Inc., Class A                               42,038
  1,753   Tiffany & Co.                                                 79,726
                                                                 -------------
                                                                       952,498
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 6

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          TEXTILES, APPAREL & LUXURY GOODS--3.4%
  3,875   Coach, Inc.*                                           $     193,943
  1,753   NIKE, Inc., Class B                                          186,274
  1,344   Phillips-Van Heusen Corp.                                     79,027
  1,394   Skechers U.S.A., Inc., Class A*                               46,797
                                                                 -------------
                                                                       506,041
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $15,225,697)                                        15,056,945
                                                                 -------------


          TOTAL INVESTMENTS - 100.2%
          (Cost $15,225,697) (a)                                    15,056,945
          NET OTHER ASSETS & LIABILITIES--(0.2%)                       (32,217)
                                                                 -------------
          NET ASSETS--100.0%                                     $  15,024,728
                                                                 =============

         * Non-income producing security.

          ADR American Depositary Receipt.



          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $319,525 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $488,277.

See Notes to Quarterly Portfolio of Investments.                        Page 7

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--100.0%
          AEROSPACE & DEFENSE--1.0%
 30,826   Honeywell International, Inc.                           $  1,419,846
 19,686   Northrop Grumman Corp.                                     1,461,094
                                                                 -------------
                                                                     2,880,940
                                                                 -------------
          AIR FREIGHT & LOGISTICS--0.5%
 20,947   United Parcel Service, Inc., Class B                       1,468,385
                                                                 -------------
          BEVERAGES--1.5%
 29,089   Anheuser-Busch Cos., Inc.                                  1,467,831
 30,748   Coca-Cola (The) Co.                                        1,475,904
 23,158   PepsiCo, Inc.                                              1,471,922
                                                                 -------------
                                                                     4,415,657
                                                                 -------------
          BUILDING PRODUCTS--0.5%
 52,367   Masco Corp.                                                1,434,856
                                                                 -------------
          CAPITAL MARKETS--1.0%
 50,567   Allied Capital Corp.                                       1,456,835
 40,213   Federated Investors, Inc., Class B                         1,476,622
                                                                 -------------
                                                                     2,933,457
                                                                 -------------
          CHEMICALS--2.0%
 19,599   Air Products and Chemicals, Inc.                           1,449,542
 28,613   E.I. du Pont de Nemours & Co.                              1,414,341
 20,699   PPG Industries, Inc.                                       1,455,347
 23,633   Praxair, Inc.                                              1,487,933
                                                                 -------------
                                                                     5,807,163
                                                                 -------------
          COMMERCIAL BANKS--15.8%
 43,044   Associated Banc-Corp.                                      1,446,278
 27,991   Bank of Hawaii Corp.                                       1,484,363
 24,479   Bank of Montreal                                           1,482,938
 32,063   Bank of Nova Scotia                                        1,478,425
 35,460   BB&T Corp.                                                 1,454,569
 16,877   Canadian Imperial Bank of Commerce                         1,464,080
 20,057   City National Corp.                                        1,476,195
 24,534   Comerica, Inc.                                             1,450,450
 30,106   Commerce Bancshares, Inc.                                  1,454,421
 21,433   Compass Bancshares, Inc.                                   1,474,590
 27,790   Cullen/Frost Bankers, Inc.                                 1,454,251
 36,863   Fifth Third Bancorp                                        1,426,229
 35,219   First Horizon National Corp.                               1,462,645
 39,026   First Midwest Bancorp, Inc.                                1,434,206
 33,045   Hancock Holding Co.                                        1,453,319
 65,202   Huntington Bancshares, Inc.                                1,424,664

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          COMMERCIAL BANKS (CONTINUED)
 12,512   M&T Bank Corp.                                             1,449,265
 31,249   Marshall & Ilsey Corp.                                     1,447,141
 39,991   National City Corp.                                        1,489,665
 80,625   Old National Bancorp                                       1,465,763
 20,486   PNC Financial Services Group, Inc.                         1,474,377
 91,990   Popular, Inc.                                              1,523,355
 41,592   Regions Financial Corp.                                    1,471,109
 29,913   Royal Bank of Canada                                       1,492,659
 17,178   SunTrust Banks, Inc.                                       1,426,461
 44,765   Synovus Financial Corp.                                    1,447,700
 24,745   Toronto-Dominion Bank (The)                                1,494,845
 41,088   U.S. Bancorp                                               1,436,847
 26,126   Wachovia Corp.                                             1,438,236
 42,491   Wells Fargo & Co.                                          1,462,965
 34,332   Wilmington Trust Corp.                                     1,447,780
                                                                 -------------
                                                                    45,289,791
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--2.6%
 22,534   Avery Dennison Corp.                                       1,448,035
 19,803   Corporate Executive Board (The) Co.                        1,504,237
 32,126   Pitney Bowes, Inc.                                         1,458,199
 40,811   R.R. Donnelley & Sons Co.                                  1,493,274
 42,791   Waste Management, Inc.                                     1,472,438
                                                                 -------------
                                                                     7,376,183
                                                                 -------------
          COMPUTERS & PERIPHERALS--0.5%
 30,343   Diebold, Inc.                                              1,447,665
                                                                 -------------
          CONSUMER FINANCE--0.5%
 35,034   SLM Corp.                                                  1,432,891
                                                                 -------------
          CONTAINERS & PACKAGING--1.0%
 43,834   Bemis Co., Inc.                                            1,463,617
 38,714   Sonoco Products Co.                                        1,454,872
                                                                 -------------
                                                                     2,918,489
                                                                 -------------
          DISTRIBUTORS--0.5%
 29,663   Genuine Parts Co.                                          1,453,487
                                                                 -------------
          DIVERSIFIED FINANCIAL SERVICES--1.0%
 28,892   Bank of America Corp.                                      1,474,070
 29,072   Citigroup, Inc.                                            1,492,556
                                                                 -------------
                                                                     2,966,626
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATIONS--1.6%
 38,725   AT&T, Inc.                                             $   1,526,927
 55,865   Telecom Corp. of New Zealand Ltd. ADR                      1,519,528
 39,600   Verizon Communications, Inc.                               1,501,632
                                                                 -------------
                                                                     4,548,087
                                                                 -------------
          ELECTRIC UTILITIES--7.3%
 31,921   ALLETE, Inc.                                               1,488,157
 73,911   Duke Energy Corp.                                          1,499,654
 14,460   Entergy Corp.                                              1,517,143
 21,815   Exelon Corp.                                               1,498,909
 22,908   FirstEnergy Corp.                                          1,517,426
 24,336   FPL Group, Inc.                                            1,488,633
 46,406   Great Plains Energy, Inc.                                  1,505,875
 57,049   Hawaiian Electric Industries, Inc.                         1,482,704
 30,813   Pinnacle West Capital Corp.                                1,486,727
 50,184   Portland General Electric Co.                              1,465,373
 37,750   PPL Corp.                                                  1,543,974
 29,165   Progress Energy, Inc.                                      1,471,083
 40,628   Southern Co.                                               1,489,016
 54,486   Westar Energy, Inc.                                        1,499,455
                                                                 -------------
                                                                    20,954,129
                                                                 -------------
          ELECTRICAL EQUIPMENT--1.0%
 33,906   Emerson Electric Co.                                       1,461,009
 30,094   Hubbell, Inc., Class B                                     1,451,735
                                                                 -------------
                                                                     2,912,744
                                                                 -------------
          FOOD & STAPLES RETAILING--1.0%
 44,477   Sysco Corp.                                                1,504,657
 32,646   Weis Markets, Inc.                                         1,459,276
                                                                 -------------
                                                                     2,963,933
                                                                 -------------
          FOOD PRODUCTS--7.3%
 30,057   Cadbury Schweppes PLC ADR                                  1,544,029
 36,863   Campbell Soup Co.                                          1,435,814
 59,741   ConAgra Foods, Inc.                                        1,488,148
 25,770   General Mills, Inc.                                        1,500,329
 27,167   Hershey (The) Co.                                          1,484,948
 31,432   H.J. Heinz Co.                                             1,481,076
 29,107   J.M. Smucker (The) Co.                                     1,551,986
 28,524   Kellogg Co.                                                1,466,989
 47,097   Kraft Foods, Inc., Class A                                 1,491,091
 34,412   Lancaster Colony Corp.                                     1,520,666
 38,388   McCormick & Co., Inc.                                      1,478,706
 87,721   Sara Lee Corp.                                             1,484,239

See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          FOOD PRODUCTS (CONTINUED)
 49,821   Unilever PLC ADR                                       $   1,498,117
 28,302   Wm. Wrigley Jr. Co.                                        1,441,421
                                                                 -------------
                                                                    20,867,559
                                                                 -------------
          GAS UTILITIES--5.2%
 35,600   AGL Resources, Inc.                                        1,520,832
 45,478   Atmos Energy Corp.                                         1,422,552
 32,218   Equitable Resources, Inc.                                  1,556,774
 34,984   National Fuel Gas Co.                                      1,513,408
 29,645   New Jersey Resources Corp.                                 1,483,732
 32,557   Northwest Natural Gas Co.                                  1,486,878
 54,793   Piedmont Natural Gas Co., Inc.                             1,445,439
 39,417   South Jersey Industries, Inc.                              1,499,817
 57,249   UGI Corp.                                                  1,529,121
 46,127   WGL Holdings, Inc.                                         1,475,141
                                                                 -------------
                                                                    14,933,694
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--1.0%
 44,034   Arrow International, Inc.                                  1,416,133
 25,022   Hillenbrand Industries, Inc.                               1,485,557
                                                                 -------------
                                                                     2,901,690
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--0.5%
 33,172   McDonald's Corp.                                           1,494,399
                                                                 -------------
          HOUSEHOLD DURABLES--1.5%
 18,536   Fortune Brands, Inc.                                       1,461,007
 62,973   Leggett & Platt, Inc.                                      1,427,598
 30,106   Snap-on, Inc.                                              1,448,099
                                                                 -------------
                                                                     4,336,704
                                                                 -------------
          HOUSEHOLD PRODUCTS--2.1%
 23,326   Clorox (The) Co.                                           1,485,633
 22,260   Colgate-Palmolive Co.                                      1,486,745
 21,609   Kimberly-Clark Corp.                                       1,480,000
 23,479   Procter & Gamble (The) Co.                                 1,482,934
                                                                 -------------
                                                                     5,935,312
                                                                 -------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
 17,378   Constellation Energy Group                                 1,511,017
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 4

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          INDUSTRIAL CONGLOMERATES--1.0%
 19,059   3M Co.                                                 $   1,456,679
 41,975   General Electric Co.                                       1,484,236
                                                                 -------------
                                                                     2,940,915
                                                                 -------------
          INSURANCE--5.7%
 24,177   Allstate (The) Corp.                                       1,452,071
 52,386   Arthur J. Gallagher & Co.                                  1,484,095
 29,107   Chubb (The) Corp.                                          1,503,960
 33,899   Cincinnati Financial Corp.                                 1,437,318
 21,870   Lincoln National Corp.                                     1,482,567
 42,916   Manulife Financial Corp.                                   1,478,456
 22,301   MBIA, Inc.                                                 1,460,492
 27,625   Mercury General Corp.                                      1,465,230
 66,270   Old Republic International Corp.                           1,465,892
 33,618   Protective Life Corp.                                      1,480,537
 20,992   XL Capital Ltd., Class A                                   1,468,600
                                                                 -------------
                                                                    16,179,218
                                                                 -------------
          IT SERVICES--0.5%
 30,168   Automatic Data Processing, Inc.                            1,460,131
                                                                 -------------
          LEISURE EQUIPMENT & PRODUCTS--0.5%
 29,993   Polaris Industries, Inc.                                   1,439,064
                                                                 -------------
          MACHINERY--0.5%
 17,343   Eaton Corp.                                                1,449,181
                                                                 -------------
          MEDIA--3.6%
 26,010   Gannett Co., Inc.                                          1,464,103
 59,015   Interactive Data Corp.                                     1,460,621
 47,668   Lee Enterprises, Inc.                                      1,432,423
 43,299   McClatchy (The) Co., Class A                               1,368,681
 60,764   New York Times (The) Co., Class A                          1,428,562
 34,942   Thomson (The) Corp.                                        1,452,190
 50,096   Tribune Co.                                                1,608,583
                                                                 -------------
                                                                    10,215,163
                                                                 -------------
          MULTI-UTILITIES--8.4%
 29,561   Ameren Corp.                                               1,486,918
 29,669   Consolidated Edison, Inc.                                  1,514,899
 16,881   Dominion Resources, Inc.                                   1,498,526
 60,386   Energy East Corp.                                          1,471,003
 26,905   Integrys Energy Group, Inc.                                1,493,497
 35,494   KeySpan Corp.                                              1,460,578
 55,063   MDU Resources Group, Inc.                                  1,582,512
 42,627   NSTAR                                                      1,497,060
 38,995   OGE Energy Corp.                                           1,513,006

See Notes to Quarterly Portfolio of Investments.                        Page 5

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          MULTI-UTILITIES (CONTINUED)
 31,432   PG&E Corp.                                             $   1,517,223
 47,251   PNM Resources, Inc.                                        1,526,207
 34,925   SCANA Corp.                                                1,507,712
 23,921   Sempra Energy                                              1,459,420
 51,975   Vectren Corp.                                              1,486,485
 30,162   Wisconsin Energy Corp.                                     1,463,460
 61,430   Xcel Energy, Inc.                                          1,516,707
                                                                 -------------
                                                                    23,995,213
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--3.7%
 24,215   BP PLC ADR                                                 1,567,922
 20,976   Chevron Corp.                                              1,551,385
 22,167   ConocoPhillips                                             1,515,114
 31,419   Occidental Petroleum Corp.                                 1,549,271
 22,778   Royal Dutch Shell PLC ADR                                  1,510,181
 21,981   Total SA ADR                                               1,533,834
 44,008   TransCanada Corp.                                          1,464,586
                                                                 -------------
                                                                    10,692,293
                                                                 -------------
          PHARMACEUTICALS--3.6%
 27,365   Abbott Laboratories                                        1,526,967
 27,625   Eli Lilly & Co.                                            1,483,739
 26,562   GlaxoSmithKline PLC ADR                                    1,467,816
 23,964   Johnson & Johnson                                          1,444,071
 57,386   Pfizer, Inc.                                               1,449,570
 34,348   Sanofi-Aventis ADR                                         1,494,481
 29,199   Wyeth                                                      1,460,826
                                                                 -------------
                                                                    10,327,470
                                                                 -------------
          REAL ESTATE INVESTMENT TRUSTS--9.6%
 26,881   Archstone-Smith Trust                                      1,459,101
 11,127   AvalonBay Communities, Inc.                                1,446,510
 23,089   BRE Properties, Inc., Class A                              1,458,070
 33,240   Duke Realty Corp.                                          1,444,943
 30,318   Equity Residential                                         1,462,237
 16,158   Federal Realty Investment Trust                            1,464,238
 39,632   Health Care Property Investors, Inc.                       1,427,941
 29,585   Kimco Realty Corp.                                         1,441,973
 29,258   Liberty Property Trust                                     1,425,450
 29,822   Mack-Cali Realty Corp.                                     1,420,422
 43,703   New Plan Excel Realty Trust                                1,443,510
 33,150   Pennsylvania Real Estate Investment Trust                  1,469,540
 37,879   Plum Creek Timber Co., Inc.                                1,493,190
 21,941   ProLogis                                                   1,424,629
 15,057   Public Storage, Inc.                                       1,425,446

See Notes to Quarterly Portfolio of Investments.                        Page 6

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
 13,068   Simon Property Group, Inc.                             $   1,453,815
 46,961   United Dominion Realty Trust, Inc.                         1,437,946
 38,017   Washington Real Estate Investment Trust                    1,422,596
 30,656   Weingarten Realty Investors                                1,457,999
                                                                 -------------
                                                                    27,479,556
                                                                 -------------

          SPECIALTY RETAIL--1.0%
 38,582   Home Depot (The), Inc.                                     1,417,503
 21,834   Sherwin-Williams (The) Co.                                 1,441,917
                                                                 -------------
                                                                     2,859,420
                                                                 -------------
          TEXTILES, APPAREL & LUXURY GOODS--0.5%
 17,935   VF Corp.                                                   1,481,790
                                                                 -------------
          THRIFTS & MORTGAGE FINANCE--2.5%
 54,061   Astoria Financial Corp.                                    1,437,482
 39,417   Capitol Federal Financial                                  1,490,358
 24,231   Freddie Mac                                                1,441,502
 62,246   Washington Federal, Inc.                                   1,460,291
 36,138   Washington Mutual, Inc.                                    1,459,252
                                                                 -------------
                                                                     7,288,885
                                                                 -------------
          TOBACCO--1.1%
 17,078   Altria Group, Inc.                                         1,499,619
 25,279   Universal Corp.                                            1,550,867
                                                                 -------------
                                                                     3,050,486
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $265,403,379)                                      286,043,643
                                                                 -------------

          TOTAL INVESTMENTS--100.0%
          (Cost $265,403,379)(a)                                   286,043,643
          NET OTHER ASSETS & LIABILITIES--0.0%                          39,887
                                                                 -------------
          NET ASSETS--100.0%                                     $ 286,083,530
                                                                 =============

          ADR  American Depositary Receipt.


          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,870,964 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $6,230,700.


See Notes to Quarterly Portfolio of Investments.                        Page 7

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--99.7%
          AIR FREIGHT & LOGISTICS--3.1%
  1,279   C.H. Robinson Worldwide, Inc.                          $      61,072
  1,450   Expeditors International of Washington, Inc.                  59,914
                                                                 -------------
                                                                       120,986
                                                                 -------------
          AIRLINES--3.4%
  1,532   Ryanair Holdings PLC ADR*                                     68,618
  1,646   UAL Corp.*                                                    62,828
                                                                 -------------
                                                                       131,446
                                                                 -------------
          BIOTECHNOLOGY--13.4%
  1,036   Amgen, Inc.*                                                  57,892
  1,736   Amylin Pharmaceuticals, Inc.*                                 64,857
  1,461   Biogen Idec, Inc.*                                            64,839
  1,259   Celgene Corp.*                                                66,047
  1,067   Genzyme Corp.*                                                64,041
    912   Gilead Sciences, Inc.*                                        69,768
  2,064   MedImmune, Inc.*                                              75,110
  2,187   Vertex Pharmaceuticals, Inc.*                                 61,323
                                                                 -------------
                                                                       523,877
                                                                 -------------
          CHEMICALS--1.7%
  1,595   Sigma-Aldrich Corp.                                           66,224
                                                                 -------------
          COMMERCIAL SERVICES & SUPPLIES--3.2%
  1,656   Cintas Corp.                                                  59,782
  1,354   Monster Worldwide, Inc.*                                      64,139
                                                                 -------------
                                                                       123,921
                                                                 -------------
          DIVERSIFIED CONSUMER SERVICES--1.5%
  1,371   Apollo Group, Inc., Class A*                                  60,187
                                                                 -------------
          DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
 10,341   Level 3 Communications, Inc.*                                 63,080
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
  5,819   Flextronics International Ltd.*                               63,660
                                                                 -------------
          ENERGY EQUIPMENT & SERVICES--1.7%
  2,953   Patterson-UTI Energy, Inc.                                    66,265
                                                                 -------------
          FOOD & STAPLES RETAILING--3.2%
  1,158   Costco Wholesale Corp.                                        62,346
  1,370   Whole Foods Market, Inc.                                      61,445
                                                                 -------------
                                                                       123,791
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--5.3%
  1,529   Biomet, Inc.                                                  64,967
  2,077   DENTSPLY International, Inc.                                  68,022
    595   Intuitive Surgical, Inc.*                                     72,334
                                                                 -------------
                                                                       205,323
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES--3.6%
    865   Express Scripts, Inc.*                                        69,822
  1,936   Patterson Cos., Inc.*                                         68,709
                                                                 -------------
                                                                       138,531
                                                                 -------------
          HOTELS, RESTAURANTS & LEISURE--3.4%
  2,151   Starbucks Corp.*                                              67,456
    698   Wynn Resorts Ltd.*                                            66,212
                                                                 -------------
                                                                       133,668
                                                                 -------------
          HOUSEHOLD DURABLES--1.7%
  1,224   Garmin Ltd.                                                   66,280
                                                                 -------------
          INTERNET & CATALOG RETAIL--7.0%
  1,673   Amazon.com, Inc.*                                             66,569
  3,158   Expedia, Inc.*                                                73,202
  1,713   IAC/InterActiveCorp*                                          64,597
  2,867   Liberty Media Corp. - Interactive*                            68,292
                                                                 -------------
                                                                       272,660
                                                                 -------------
          INTERNET SOFTWARE & SERVICES--1.7%
  2,059   eBay, Inc.*                                                   68,256
                                                                 -------------
          IT SERVICES--4.9%
  1,727   CheckFree Corp.*                                              64,054
  1,238   Fiserv, Inc.*                                                 65,689
  1,620   Paychex, Inc.                                                 61,349
                                                                 -------------
                                                                       191,092
                                                                 -------------
          MACHINERY--3.5%
  1,544   Joy Global, Inc.                                              66,238
    938   PACCAR, Inc.                                                  68,849
                                                                 -------------
                                                                       135,087
                                                                 -------------
          MEDIA--13.4%
  2,493   Comcast Corp., Class A*                                       64,693
  3,843   Discovery Holding Co., Class A*                               73,517
  1,499   EchoStar Communications Corp., Class A*                       65,102
  1,061   Lamar Advertising Co., Class A                                66,811
  2,145   Liberty Global, Inc., Class A*                                70,635
 18,596   Sirius Satellite Radio, Inc.*                                 59,507
  2,464   Virgin Media, Inc.                                            62,216
  4,564   XM Satellite Radio Holdings, Inc., Class A*                   58,967
                                                                 -------------
                                                                       521,448
                                                                 -------------
          MULTILINE RETAIL--1.7%
    358   Sears Holdings Corp.*                                         64,497
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 2

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS  (CONTINUED)
          PHARMACEUTICALS--3.3%
  1,297   Sepracor, Inc.*                                        $      60,479
  1,791   Teva Pharmaceutical Industries Ltd. ADR                       67,037
                                                                 -------------
                                                                       127,516
                                                                 -------------
          SOFTWARE--3.5%
  3,871   Activision, Inc.*                                             73,317
  1,300   Electronic Arts, Inc.*                                        65,468
                                                                 -------------
                                                                       138,785
                                                                 -------------
          SPECIALTY RETAIL--7.0%
  1,638   Bed Bath & Beyond, Inc.*                                      65,798
  2,192   PetSmart, Inc.                                                72,248
  2,029   Ross Stores, Inc.                                             69,798
  2,564   Staples, Inc.                                                 66,254
                                                                 -------------
                                                                       274,098
                                                                 -------------
          TRADING COMPANIES & DISTRIBUTORS--1.7%
  1,896   Fastenal Co.                                                  66,455
                                                                 -------------
          WIRELESS TELECOMMUNICATION SERVICES--3.6%
    918   Millicom International Cellular S.A.*                         71,935
    908   NII Holdings, Inc.*                                           67,355
                                                                 -------------
                                                                       139,290
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $3,982,084)                                          3,886,423
                                                                 -------------


          TOTAL INVESTMENTS - 99.7%
          (Cost $3,982,084) (a)                                      3,886,423
          NET OTHER ASSETS & LIABILITIES--0.3%                           9,974
                                                                 -------------
          NET ASSETS--100.0%                                     $   3,896,397
                                                                 =============


           ADR  American Depositary Receipt.

          * Non-income producing security.

          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $90,746 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $186,407.


See Notes to Quarterly Portfolio of Investments.                        Page 3

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2007 (UNAUDITED)


                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS--99.9%
          AEROSPACE & DEFENSE--4.2%
 25,748   Hexcel Corp.*                                          $     511,098
                                                                 -------------
          AUTO COMPONENTS--1.5%
 32,857   Ballard Power Systems, Inc.*                                 181,699
                                                                 -------------
          BEVERAGES--0.8%
  4,734   MGP Ingredients, Inc.                                         96,432
                                                                 -------------
          CHEMICALS--2.7%
 19,871   Altair Nanotechnologies, Inc.*                                61,401
  7,774   Zoltek Cos., Inc.*                                           271,546
                                                                 -------------
                                                                       332,947
                                                                 -------------
          ELECTRICAL EQUIPMENT--25.5%
  9,995   American Superconductor Corp.*                               134,633
 13,158   Baldor Electric Co.                                          496,583
  7,844   Canadian Solar, Inc.*                                         76,479
 11,369   Energy Conversion Devices, Inc.*                             397,233
 19,919   Evergreen Solar, Inc.*                                       194,210
 10,110   First Solar, Inc.*                                           525,820
 15,318   FuelCell Energy, Inc.*                                       120,399
 28,458   GrafTech International Ltd.*                                 258,399
 10,049   Medis Technologies Ltd.*                                     169,929
 24,915   Plug Power, Inc.*                                             78,731
 24,886   Power-One, Inc.*                                             142,348
  3,452   Solarfun Power Holdings Co. Ltd. ADR*                         43,392
 13,090   Suntech Power Holdings Co. Ltd. ADR*                         453,045
 30,016   Valence Technology, Inc.*                                     35,419
                                                                 -------------
                                                                     3,126,620
                                                                 -------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS--14.6%
 31,416   AVX Corp.                                                    477,523
  6,126   Color Kinetics, Inc.*                                        119,028
 11,293   Echelon Corp.*                                               119,028
  7,407   Itron, Inc.*                                                 481,751
  4,965   Maxwell Technologies, Inc.*                                   62,162
 11,653   SunPower Corp., Class A*                                     530,212
                                                                 -------------
                                                                     1,789,704
                                                                 -------------
          HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
  6,361   Greatbatch, Inc.*                                            162,206
                                                                 -------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.5%
 10,237   Ormat Technologies, Inc.                                     429,545
                                                                 -------------
          OIL, GAS & CONSUMABLE FUELS--8.7%
 12,019   Aventine Renewable Energy Holdings, Inc.*                    218,986
 11,584   Pacific Ethanol, Inc.*                                       197,276
 19,053   US BioEnergy Corp.*                                          218,538
 21,650   VeraSun Energy*                                              430,185
                                                                 -------------
                                                                     1,064,985
                                                                 -------------

See Notes to Quarterly Portfolio of Investments.                        Page 1

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
MARCH 31, 2007 (UNAUDITED)



                                                                 MARKET
SHARES                                                           VALUE
------                                                           ------

          COMMON STOCKS (CONTINUED)
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--37.1%
 12,650   Advanced Analogic Technologies, Inc.*                  $      83,237
 22,035   Cree, Inc.*                                                  362,696
 14,614   EMCORE Corp.*                                                 73,070
 26,327   Fairchild Semiconductor International, Inc.*                 440,187
 11,058   International Rectifier Corp.*                               422,526
  9,461   IXYS Corp.*                                                   96,786
  4,315   JA Solar Holdings Co. Ltd. ADR*                               78,058
 28,957   Linear Technology Corp.                                      914,752
 17,502   MEMC Electronic Materials, Inc.*                           1,060,271
 20,664   Microsemi Corp.*                                             430,018
 10,840   O2Micro International Ltd. ADR*                               85,636
 48,010   ON Semiconductor Corp.*                                      428,249
  1,525   Trina Solar Ltd. ADR*                                         67,222
                                                                 -------------
                                                                     4,542,708
                                                                 -------------
          TOTAL COMMON STOCKS
          (Cost $12,230,706)                                        12,237,944
                                                                 -------------


          TOTAL INVESTMENTS - 99.9%
          (Cost $12,230,706) (a)                                    12,237,944
          NET OTHER ASSETS & LIABILITIES--0.1%                           6,409
                                                                 -------------
          NET ASSETS--100.0%                                     $  12,244,353
                                                                 =============

          * Non-income producing security.

          ADR  American Depositary Receipt.


          (a) Aggregate cost for federal income tax and financial reporting purposes. As of March 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $426,446 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $419,208.




See Notes to Quarterly Portfolio of Investments.                        Page 2

First Trust Exchange-Traded Fund
Notes to Quarterly Portfolio of Investments
March 31, 2007 (Unaudited)

1. Valuation and Investment Practices

A. Portfolio Valuation:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of twelve funds: First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100 Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ 100 Ex-Technology Sector Index(SM)
Fund, and First Trust NASDAQ(R) 100 Clean Edge(R) U.S. Liquid Series Index Fund (the "Fund" or "Funds"). Each Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

B. Securities Transactions:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                       Additional Information (Unaudited)
                       First Trust Exchange-Traded Fund
                                 March 31, 2007


Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund based on the Dow Jones Internet Composite Index(SM) are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a registered/pending trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ, NASDAQ-100, NASDAQ-100 Index(SM), and NASDAQ-100 Technology Sector Index(SM) are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index(TM)" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)" and "Value Line(R) Equity Allocation Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund based on the Value Line(R) Equity Allocation Index, and the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded Fund
               -------------------------------------------------------

By:  /s/ James A. Bowen
     -----------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date: May 22, 2007
      ----------------------------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     -----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)

Date: May 22, 2007
      ----------------------------------------------------------------



By:  /s/ Mark R. Bradley
     -----------------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: May 22, 2007
      ----------------------------------------------------------------